Portfolio of investments—September 30, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.87%
Alabama: 4.24%
Education revenue: 0.13%
Homewood Educational Building Authority CHF - Horizons I LLC Series A	5.25%	10-1-2034	$260,000	$282,581
Homewood Educational Building Authority CHF - Horizons I LLC Series A	5.25	10-1-2035	1,010,000	1,087,941
Homewood Educational Building Authority CHF - Horizons I LLC Series A	5.25	10-1-2036	1,000,000	1,066,591
				2,437,113
Health revenue: 0.26%
Alabama Special Care Facilities Financing Authority-Birmingham Ascension Health Credit Group Series C	5.00	11-15-2046	5,000,000	5,012,054
Industrial development revenue: 0.20%
Industrial Development Board of the City of Mobile Alabama Power Co. Series Aøø	3.38	6-1-2034	3,750,000	3,806,761
Utilities revenue: 3.65%
Black Belt Energy Gas District Project No. 6 Series Bøø	4.00	10-1-2052	6,500,000	6,578,086
Black Belt Energy Gas District Series C-1øø	5.25	2-1-2053	7,800,000	8,330,839
Black Belt Energy Gas District Series Eøø	5.00	12-1-2055	7,600,000	8,191,172
Lower Alabama Gas Districtøø	4.00	12-1-2050	8,660,000	8,677,734
Southeast Energy Authority A Cooperative District Project No. 5 Series Aøø	5.25	1-1-2054	11,000,000	11,660,453
Southeast Energy Authority A Cooperative District Project No. 6 Series B (Royal Bank of Canada LIQ)øø	5.00	1-1-2054	5,000,000	5,347,801
Southeast Energy Authority A Cooperative District Series A	5.00	6-1-2033	1,000,000	1,090,800
Southeast Energy Authority A Cooperative District Series A	5.00	6-1-2034	1,000,000	1,089,838
Southeast Energy Authority A Cooperative District Series Føø	5.25	11-1-2055	15,000,000	16,657,068
Tender Option Bond Trust Receipts/Certificates Series 2024- XL0560 (Morgan Stanley Bank LIQ)144Aø	2.99	5-1-2055	2,000,000	2,000,000
				69,623,791
				80,879,719
Alaska: 0.42%
Airport revenue: 0.13%
Alaska Railroad Corp. AMT (AG Insured)	5.50	10-1-2035	1,000,000	1,124,555
Alaska Railroad Corp. AMT (AG Insured)	5.50	10-1-2036	1,250,000	1,391,132
				2,515,687
Health revenue: 0.29%
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2027	1,455,000	1,511,432
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 1

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00%	10-1-2028	$1,530,000	$1,617,470
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2029	2,220,000	2,385,148
				5,514,050
				8,029,737
Arizona: 1.58%
Education revenue: 0.60%
Arizona IDA Agribusiness & Equine Center, Inc. Series B144A	4.00	3-1-2027	425,000	423,226
Arizona IDA Kipp NYC Public Charter Schools Series B	4.00	7-1-2034	230,000	225,608
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2029	160,000	161,680
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2030	190,000	191,912
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2031	200,000	201,818
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2032	210,000	211,688
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2033	220,000	221,529
Arizona IDA Leman Academy of Excellence Obligated Group Series A144A	4.50	7-1-2029	555,000	555,525
IDA of the County of Pima American Leadership Academy, Inc. Series 2022144A	4.00	6-15-2026	2,585,000	2,586,366
IDA of the County of Pima American Leadership Academy, Inc. Series 2022144A	4.00	6-15-2028	2,785,000	2,787,471
IDA of the County of Pima Edkey, Inc. Obligated Group144A†	3.50	7-1-2025	685,000	548,000
Sierra Vista IDA American Leadership Academy, Inc.144A	5.00	6-15-2034	1,250,000	1,293,088
Sierra Vista IDA Wake Preparatory Academy	5.25	6-15-2035	2,000,000	2,037,955
				11,445,866
Health revenue: 0.09%
Maricopa County IDA Christian Care Surprise, Inc.144A	5.00	1-1-2026	920,000	917,178
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2025	270,000	269,894
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2026	245,000	245,181
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2027	350,000	350,994
				1,783,247
Housing revenue: 0.25%
Arizona IDA State of Nebraska	5.00	2-1-2027	1,255,000	1,297,987
Arizona IDA State of Nebraska	5.00	5-1-2027	1,125,000	1,169,244
Arizona IDA State of Nebraska	5.00	8-1-2027	1,205,000	1,262,509
Arizona IDA State of Nebraska	5.00	11-1-2027	1,000,000	1,053,152
				4,782,892
Industrial development revenue: 0.43%
Chandler IDA Intel Corp. AMTøø	4.00	6-1-2049	8,000,000	8,166,973
Miscellaneous revenue: 0.08%
Navajo Nation Series A144A	5.00	12-1-2025	1,405,000	1,407,262
See accompanying notes to portfolio of investments
2 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Resource recovery revenue: 0.13%
Maricopa County IDA Robert & Andrea Van Hofwegen Family LLC (Farm Credit Services Southwest LOC)ø	2.93%	8-1-2026	$2,500,000	$2,500,000
				30,086,240
Arkansas: 0.02%
Tax revenue: 0.02%
City of Cabot Sales & Use Tax Revenue Series B	4.00	12-1-2029	230,000	239,225
City of Cabot Sales & Use Tax Revenue Series B	4.00	12-1-2030	125,000	130,027
				369,252
California: 6.42%
Education revenue: 0.19%
California Municipal Finance Authority Nova Academy Series A144A	4.00	6-15-2026	250,000	248,484
California School Finance Authority Magnolia Educational & Research Foundation144A	4.40	12-1-2026	3,050,000	3,063,685
California School Finance Authority Rocketship Education Obligated Group Series A144A	4.50	6-1-2027	250,000	250,667
				3,562,836
GO revenue: 0.21%
San Francisco Unified School District Series F&C	4.00	6-15-2031	4,000,000	4,002,931
Health revenue: 1.17%
California HFFA Kaiser Foundation Hospitals Series A-2	4.00	11-1-2044	6,000,000	5,556,994
California PFA Henry Mayo Newhall Hospital Obligated Group Series A	4.00	10-15-2026	415,000	417,424
California PFA Henry Mayo Newhall Hospital Obligated Group Series A	4.00	10-15-2027	400,000	406,437
California PFA Kendal at Sonoma Obligated Group Series A144A	5.00	11-15-2036	2,000,000	1,977,422
California Statewide CDA CommonSpirit Health Obligated Group Series D (AG Insured)€	4.00	7-1-2041	4,575,000	4,575,000
California Statewide CDA CommonSpirit Health Obligated Group Series E (AG Insured)€	6.00	7-1-2040	4,050,000	4,050,000
California Statewide CDA Series A144A	5.00	10-1-2028	5,000,000	5,365,320
				22,348,597
Housing revenue: 0.40%
California Housing Finance Agency Class A Series 2	4.00	3-20-2033	1,287,699	1,313,826
California Municipal Finance Authority CHF - Davis II LLC (BAM Insured)	5.00	5-15-2026	400,000	405,115
California Municipal Finance Authority CHF - Davis II LLC (BAM Insured)	5.00	5-15-2027	500,000	518,324
California Municipal Finance Authority CHF - Davis II LLC (BAM Insured)	5.00	5-15-2028	400,000	422,789
PFA Class A Series 2025-VRS212 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	3.60	2-1-2055	5,000,000	5,000,000
				7,660,054
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 3

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.02%
Independent Cities Finance Authority City of Compton Sales Tax Revenue (AG Insured)144A	4.00%	6-1-2026	$350,000	$352,036
Tax revenue: 0.06%
Riverside County PFA Project Area No. 1 Series A (BAM Insured)	5.00	10-1-2026	1,250,000	1,252,391
Transportation revenue: 0.93%
Bay Area Toll Authority Series B (Barclays Bank plc LOC)ø	3.00	4-1-2055	2,000,000	2,000,000
Bay Area Toll Authority Series C (SIFMA Municipal Swap+0.45%)±	3.34	4-1-2056	2,000,000	1,989,840
Bay Area Toll Authority Series D (SIFMA Municipal Swap+0.30%)±	3.19	4-1-2056	14,000,000	13,720,500
				17,710,340
Utilities revenue: 3.44%
California Community Choice Financing Authority Series 2024Høø	5.00	1-1-2056	10,000,000	11,156,308
California Community Choice Financing Authority Series B-1øø	4.00	2-1-2052	5,590,000	5,729,545
California Community Choice Financing Authority Series Cøø	5.25	1-1-2054	15,000,000	16,003,683
Central Valley Energy Authorityøø	5.00	12-1-2055	10,000,000	10,949,335
Los Angeles Department of Water & Power System Revenue Series F-1 (JPMorgan Chase Bank N.A. SPA)ø	3.25	7-1-2048	10,000,000	10,000,000
Los Angeles Department of Water & Power System Revenue Series F-2 (JPMorgan Chase Bank N.A. SPA)ø	3.00	7-1-2047	5,000,000	5,000,000
Southern California Public Power Authority Anaheim Electric System Revenue Series Aøø	5.00	4-1-2055	6,240,000	6,712,808
				65,551,679
				122,440,864
Colorado: 1.38%
Airport revenue: 0.29%
City & County of Denver Airport System Revenue Series A AMT	5.00	12-1-2030	5,000,000	5,480,292
Education revenue: 0.01%
Colorado ECFA New Summit Academy Series A144A	4.00	7-1-2031	305,000	295,228
GO revenue: 0.25%
Aerotropolis Regional Transportation Authority144A	5.50	12-1-2044	2,000,000	1,954,921
Aviation Station North Metropolitan District No. 2 Series A	4.00	12-1-2029	499,000	499,208
Grand River Hospital District (AG Insured)	5.00	12-1-2025	1,000,000	1,002,901
Peak Metropolitan District No. 1 Series A144A	4.00	12-1-2035	500,000	443,542
Sterling Ranch Community Authority Board Colorado Metropolitan District No. 2 Series A	3.38	12-1-2030	416,000	406,000
Thompson Crossing Metropolitan District No. 4	3.50	12-1-2029	514,000	506,032
				4,812,604
Health revenue: 0.29%
Colorado Health Facilities Authority AdventHealth Obligated Group Series A	4.00	11-15-2043	6,000,000	5,473,789
Miscellaneous revenue: 0.30%
State of Colorado Series N COP	4.00	3-15-2043	6,000,000	5,756,336
See accompanying notes to portfolio of investments
4 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.01%
Pueblo Urban Renewal Authority Evraz Project Series B CAB144A¤	0.00%	12-1-2025	$200,000	$198,296
Utilities revenue: 0.23%
City of Colorado Springs Utilities System Revenue Series B (Barclays Bank plc SPA)ø	3.12	11-1-2036	1,330,000	1,330,000
City of Colorado Springs Utilities System Revenue Series C (TD Bank N.A. SPA)ø	2.87	11-1-2040	3,000,000	3,000,000
				4,330,000
				26,346,545
Connecticut: 1.75%
Education revenue: 0.26%
Connecticut State HEFA University of Hartford Series N	5.00	7-1-2026	575,000	577,643
Connecticut State HEFA University of Hartford Series N	5.00	7-1-2027	430,000	435,047
Connecticut State HEFA University of Hartford Series N	5.00	7-1-2028	530,000	540,036
Connecticut State HEFA Yale University Series A-2øø	2.00	7-1-2042	1,500,000	1,490,167
Connecticut State Higher Education Supplement Loan Authority Series B AMT	5.00	11-15-2026	940,000	957,181
Connecticut State Higher Education Supplement Loan Authority Series B AMT	5.00	11-15-2027	365,000	376,326
Connecticut State Higher Education Supplement Loan Authority Series C	5.00	11-15-2025	480,000	481,356
Connecticut State Higher Education Supplement Loan Authority Series C	5.00	11-15-2027	125,000	128,548
				4,986,304
GO revenue: 0.23%
City of Bridgeport Series A	5.00	6-1-2026	1,220,000	1,239,383
City of Bridgeport Series A	5.00	6-1-2027	1,425,000	1,484,173
City of Bridgeport Series A	5.00	6-1-2028	1,605,000	1,702,694
				4,426,250
Health revenue: 0.58%
Connecticut State HEFA Hartford HealthCare Obligated Group Series B-2øø	5.00	7-1-2053	7,800,000	7,986,130
Stamford Housing Authority TJH Senior Living LLC Obligated Group Series 2025D	4.25	10-1-2030	3,000,000	3,038,909
				11,025,039
Housing revenue: 0.05%
Connecticut HFA Series E-3 (State Street Bank & Trust Co. SPA)ø	3.10	11-15-2050	1,000,000	1,000,000
Tax revenue: 0.63%
State of Connecticut Special Tax Revenue Series A	5.00	8-1-2029	11,315,000	11,336,634
State of Connecticut Special Tax Revenue Series A	5.00	8-1-2034	660,000	660,872
				11,997,506
				33,435,099
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 5

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
District of Columbia: 0.40%
Airport revenue: 0.19%
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00%	10-1-2034	$2,000,000	$2,209,601
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2040	1,355,000	1,426,906
				3,636,507
Education revenue: 0.08%
District of Columbia Latin American Montessori Bilingual Public Charter School Obligated Group	4.00	6-1-2030	740,000	735,913
District of Columbia Two Rivers Public Charter School, Inc.	3.00	6-1-2030	805,000	780,754
				1,516,667
Transportation revenue: 0.13%
Tender Option Bond Trust Receipts/Certificates Series 2024- XF1716 (Bank of America N.A. LIQ)144Aø	2.94	7-15-2059	2,500,000	2,500,000
				7,653,174
Florida: 5.07%
Airport revenue: 0.33%
County of Lee Airport Revenue AMT	5.25	10-1-2041	6,000,000	6,378,110
Education revenue: 0.76%
Capital Projects Finance Authority Navigator Academy of Leadership, Inc. Obligated Group144A	5.00	6-15-2034	780,000	792,836
Capital Trust Agency, Inc. Imagine-Pasco County LLC Series A144A	3.00	12-15-2029	255,000	239,807
Capital Trust Agency, Inc. Renaissance Charter School, Inc. Series 2017 Obligated Group Series A144A	4.38	6-15-2027	380,000	379,757
Capital Trust Agency, Inc. Renaissance Charter School, Inc. Series 2019 Obligated Group Series A144A	4.00	6-15-2029	1,445,000	1,423,450
Capital Trust Authority IDEA Florida, Inc. Series A144A	5.13	6-15-2033	3,000,000	3,103,117
Capital Trust Authority Independence Classical Academy Obligated Group Series A144A	7.00	6-15-2044	1,000,000	1,003,646
Florida Development Finance Corp. IDEA Florida, Inc.144A	5.25	6-15-2029	2,200,000	2,209,450
Florida Development Finance Corp. Renaissance Charter School, Inc. Series 2020C/D Obligated Group Series C144A	4.00	9-15-2030	470,000	457,650
Florida Higher Educational Facilities Financing Authority Institute of Technology, Inc.	5.00	10-1-2027	650,000	672,010
Florida Higher Educational Facilities Financing Authority Institute of Technology, Inc.	5.00	10-1-2028	1,050,000	1,101,372
Florida Higher Educational Facilities Financing Authority Institute of Technology, Inc.	5.00	10-1-2029	1,000,000	1,062,710
Palm Beach County Educational Facilities Authority Atlantic University Obligated Group	4.00	10-1-2029	420,000	425,064
Palm Beach County Educational Facilities Authority Atlantic University Obligated Group	4.00	10-1-2030	870,000	881,188
Palm Beach County Educational Facilities Authority Atlantic University Obligated Group	4.00	10-1-2031	660,000	665,228
				14,417,285
See accompanying notes to portfolio of investments
6 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 0.65%
County of Miami-Dade Series A	4.00%	7-1-2042	$12,605,000	$12,412,879
Health revenue: 1.04%
City of South Miami Health Facilities Authority, Inc. Baptist Health South Florida Obligated Group Series Bøø	5.00	8-15-2065	2,000,000	2,197,926
Florida Local Government Finance Commission Ponte Vedra Pine Co. LLC Obligated Group Series B-3144A	4.20	11-15-2030	2,000,000	2,013,905
Highlands County Health Facilities Authority AdventHealth Obligated Group Series I-4ø	2.90	11-15-2034	10,415,000	10,415,000
Hillsborough County IDA BayCare Obligated Group Series C (TD Bank N.A. LOC)ø	2.80	11-1-2038	900,000	900,000
Martin County Health Facilities Authority Cleveland Clinic Health System Obligated Group Series A	4.00	1-1-2046	3,000,000	2,721,771
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2029	225,000	221,857
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2030	200,000	196,524
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2031	205,000	199,935
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2036	1,000,000	918,538
				19,785,456
Industrial development revenue: 0.45%
Florida Development Finance Corp. Waste Pro USA, Inc. AMT	3.00	6-1-2032	1,500,000	1,368,781
Florida Development Finance Corp. Waste Pro USA, Inc. AMT144A	5.00	5-1-2029	2,000,000	2,026,348
Florida Development Finance Corp. Waste Pro USA, Inc. AMT144A	5.25	8-1-2029	5,000,000	5,198,758
				8,593,887
Miscellaneous revenue: 0.22%
County of Pasco State of Florida Cigarette Tax Revenue Series A (AG Insured)	5.25	9-1-2036	600,000	665,077
County of Pasco State of Florida Cigarette Tax Revenue Series A (AG Insured)	5.50	9-1-2038	725,000	801,367
Pinellas County IDA Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.	5.00	7-1-2029	485,000	494,978
Village Community Development District No. 15 Series 2023 Phase I Special Assessment144A	4.38	5-1-2033	990,000	1,019,702
Village Community Development District No. 15 Series 2024 Special Assessment144A	4.00	5-1-2034	1,250,000	1,253,789
				4,234,913
Resource recovery revenue: 0.44%
Florida Development Finance Corp. GFL Solid Waste Southeast LLC Series A AMT144Aøø	4.38	10-1-2054	2,000,000	2,018,989
Florida Development Finance Corp. Waste Management, Inc. Series A AMTøø	3.40	9-1-2050	6,400,000	6,397,636
				8,416,625
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 7

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.08%
County of Osceola Transportation Revenue Series A-1	5.00%	10-1-2027	$950,000	$981,701
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2029	450,000	478,003
				1,459,704
Water & sewer revenue: 1.10%
Charlotte County IDA MSKP Town & Country Utility LLC AMT	5.13	10-1-2035	300,000	306,410
Charlotte County IDA MSKP Town & Country Utility LLC Series A AMT144A	4.00	10-1-2041	1,250,000	1,133,298
North Sumter County Utility Dependent District (AG Insured)	5.00	10-1-2029	1,055,000	1,141,021
North Sumter County Utility Dependent District (AG Insured)	5.00	10-1-2030	1,760,000	1,934,976
North Sumter County Utility Dependent District (AG Insured)	5.00	10-1-2031	1,980,000	2,199,690
North Sumter County Utility Dependent District (AG Insured)	5.00	10-1-2032	2,080,000	2,320,012
Tohopekaliga Water Authority144A	5.00	10-1-2025	12,000,000	12,000,000
				21,035,407
				96,734,266
Georgia: 4.87%
Education revenue: 0.04%
Senoia Development Authority Georgia Charter Educational Foundation, Inc. Obligated Group Series A144A	5.75	7-1-2034	710,000	707,703
Health revenue: 0.28%
Cobb County Hospital Authority WellStar Health System Obligated Group (Truist Bank LOC)ø	2.92	4-1-2034	5,300,000	5,300,000
Industrial development revenue: 0.20%
George L Smith II Congress Center Authority Signia Hotel Management LLC Series B144A	3.63	1-1-2031	2,000,000	1,942,692
George L Smith II Congress Center Authority Signia Hotel Management LLC Series B144A	5.00	1-1-2036	1,750,000	1,772,616
				3,715,308
Tax revenue: 0.13%
Atlanta Development Authority Westside Tax Allocation District Gulch Area Series A144A	5.00	4-1-2034	1,500,000	1,519,272
Atlanta Development Authority Westside Tax Allocation District Gulch Area Series A144A	5.50	4-1-2039	1,000,000	1,014,987
				2,534,259
Utilities revenue: 4.22%
Bartow County Development Authority Georgia Power Co.øø	1.80	9-1-2029	1,000,000	908,558
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2026	600,000	604,711
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2027	700,000	720,096
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2028	850,000	893,831
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2029	1,000,000	1,071,705
See accompanying notes to portfolio of investments
8 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00%	3-1-2030	$1,100,000	$1,199,903
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2031	1,000,000	1,088,179
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2032	1,000,000	1,083,029
Main Street Natural Gas, Inc. Series A	4.00	12-1-2028	3,000,000	3,061,034
Main Street Natural Gas, Inc. Series A	4.00	12-1-2029	4,500,000	4,620,173
Main Street Natural Gas, Inc. Series B	5.00	6-1-2028	2,500,000	2,610,553
Main Street Natural Gas, Inc. Series B	5.00	6-1-2029	1,630,000	1,713,716
Main Street Natural Gas, Inc. Series Bøø	5.00	7-1-2053	1,665,000	1,791,407
Main Street Natural Gas, Inc. Series Cøø	4.00	3-1-2050	10,235,000	10,319,974
Main Street Natural Gas, Inc. Series Cøø	4.00	5-1-2052	7,265,000	7,442,398
Main Street Natural Gas, Inc. Series C144Aøø	4.00	8-1-2052	28,000,000	28,170,640
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2027	300,000	309,458
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2028	400,000	421,502
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2029	400,000	423,538
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AG Insured)	5.00	7-1-2030	350,000	386,894
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AG Insured)	5.00	7-1-2032	1,100,000	1,244,374
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series B	5.00	1-1-2028	1,000,000	1,039,049
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series B	5.00	1-1-2029	910,000	952,956
Municipal Electric Authority of Georgia Series A	5.00	1-1-2027	2,160,000	2,228,098
Municipal Electric Authority of Georgia Series A	5.00	1-1-2028	2,305,000	2,428,907
Municipal Electric Authority of Georgia Series A	5.00	1-1-2029	1,140,000	1,225,377
Municipal Electric Authority of Georgia Series A	5.00	1-1-2030	1,025,000	1,096,422
Municipal Electric Authority of Georgia Series A	5.00	1-1-2031	1,385,000	1,479,484
				80,535,966
				92,793,236
Guam: 0.36%
Airport revenue: 0.04%
Antonio B Won Pat International Airport Authority Series A AMT	5.25	10-1-2029	700,000	741,729
Miscellaneous revenue: 0.32%
Guam Department of Education Series A COP	4.25	2-1-2030	1,355,000	1,365,286
Territory of Guam Series F	5.00	1-1-2030	750,000	803,494
Territory of Guam Series F	5.00	1-1-2031	750,000	814,209
Territory of Guam Series G	5.00	1-1-2035	1,500,000	1,645,345
Territory of Guam Series G	5.00	1-1-2036	1,415,000	1,533,814
				6,162,148
				6,903,877
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 9

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Hawaii: 0.27%
Airport revenue: 0.27%
State of Hawaii Airports System Revenue Series A AMT	5.00%	7-1-2043	$5,000,000	$5,057,388
Idaho: 0.22%
Housing revenue: 0.22%
Idaho Housing & Finance Association Series A (GNMA / FNMA / FHLMC Insured)	6.00	7-1-2054	3,845,000	4,253,290
Illinois: 11.98%
Airport revenue: 0.70%
Chicago O’Hare International Airport Series B	4.00	1-1-2044	7,000,000	6,466,526
Chicago O’Hare International Airport Series C AMT	5.00	1-1-2031	530,000	578,731
Chicago O’Hare International Airport Series C AMT	5.00	1-1-2032	400,000	440,323
Chicago O’Hare International Airport Series C AMT	5.00	1-1-2033	400,000	437,360
Chicago O’Hare International Airport Series C AMT	5.00	1-1-2034	325,000	352,939
Illinois Finance Authority Centerpoint Joliet Terminal Railroad LLC AMT144Aøø	4.80	12-1-2043	5,000,000	5,132,302
				13,408,181
Education revenue: 0.69%
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2028	580,000	582,268
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2030	625,000	624,403
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2031	985,000	976,887
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2032	680,000	668,981
Illinois Finance Authority AIM Art in Motion Series A144A	4.00	7-1-2031	1,445,000	1,291,137
Illinois Finance Authority AIM Art in Motion Series A144A	5.00	7-1-2041	4,475,000	3,531,993
Illinois Finance Authority Bradley University Series C	5.00	8-1-2028	1,860,000	1,903,596
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2028	725,000	744,530
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2029	675,000	721,335
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2030	800,000	867,675
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2031	570,000	626,002
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2032	500,000	553,487
				13,092,294
GO revenue: 7.05%
Chicago Board of Education Dedicated Capital Improvement Tax	5.25	4-1-2033	1,375,000	1,515,330
Chicago Board of Education Dedicated Capital Improvement Tax	5.25	4-1-2034	1,625,000	1,778,129
Chicago Board of Education Series A	5.00	12-1-2033	5,300,000	5,403,167
Chicago Board of Education Series A	5.00	12-1-2034	1,500,000	1,521,174
Chicago Board of Education Series A	5.00	12-1-2035	2,560,000	2,576,548
Chicago Board of Education Series A	5.00	12-1-2040	1,500,000	1,459,688
Chicago Board of Education Series B	5.00	12-1-2026	2,000,000	2,026,876
Chicago Board of Education Series B	5.00	12-1-2027	1,625,000	1,664,218
Chicago Board of Education Series B	5.00	12-1-2031	2,500,000	2,589,511
Chicago Board of Education Series C	5.00	12-1-2034	1,945,000	1,957,249
See accompanying notes to portfolio of investments
10 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Chicago Board of Education Series C	5.25%	12-1-2039	$5,095,000	$5,059,743
Chicago Board of Education Series H	5.00	12-1-2036	4,500,000	4,459,311
City of Berwyn Series A	5.00	12-1-2028	3,000,000	3,022,378
City of Berwyn Series A	5.00	12-1-2029	2,345,000	2,361,493
City of Chicago Series A	5.00	1-1-2027	8,000,000	8,134,001
City of Chicago Series A	5.00	1-1-2028	6,125,000	6,334,014
City of Chicago Series A	5.00	1-1-2043	25,000,000	24,225,375
City of Chicago Series C	5.00	1-1-2026	970,000	975,368
City of Waukegan Series A (AG Insured)	4.00	12-30-2030	980,000	991,981
City of Waukegan Series A (AG Insured)	5.00	12-30-2031	1,000,000	1,001,147
Cook County Community Consolidated School District No. 15 Palatine	5.00	12-1-2026	2,540,000	2,549,678
Cook County School District No. 162 Matteson (BAM Insured)	5.00	12-1-2044	1,695,000	1,768,952
Cook County School District No. 99 Cicero	5.00	12-1-2025	1,000,000	1,003,478
Cook County School District No. 99 Cicero (BAM Insured)	5.00	12-1-2026	3,030,000	3,111,184
Cook County School District No. 99 Cicero (BAM Insured)	5.00	12-1-2027	2,950,000	3,096,292
Cook County School District No. 99 Cicero (BAM Insured)	5.00	12-1-2028	2,285,000	2,448,174
County of Cook Series A	5.00	11-15-2027	2,000,000	2,099,338
County of Cook Series A	5.00	11-15-2030	2,200,000	2,245,044
County of Cook Series A	5.00	11-15-2033	3,850,000	4,188,155
Madison-Macoupin etc. Counties Community College District No. 536 Series A (BAM Insured)	5.00	11-1-2025	1,620,000	1,622,748
Madison-Macoupin etc. Counties Community College District No. 536 Series A (BAM Insured)	5.00	11-1-2026	1,410,000	1,412,163
Peoria City School District No. 150 Series A (AG Insured)	4.00	12-1-2028	950,000	966,016
Peoria City School District No. 150 Series A (AG Insured)	4.00	12-1-2029	4,000,000	4,067,853
State of Illinois	5.00	11-1-2025	5,000,000	5,009,525
State of Illinois	5.00	2-1-2026	2,000,000	2,015,366
State of Illinois Series A	5.00	10-1-2026	3,000,000	3,069,045
State of Illinois Series A	5.00	12-1-2035	650,000	667,727
State of Illinois Series B	5.00	5-1-2037	5,000,000	5,346,766
Will County Community High School District No. 210 Lincoln-Way CAB (AG Insured)¤	0.00	1-1-2026	8,695,000	8,619,865
				134,364,070
Health revenue: 0.18%
Illinois Finance Authority Advocate Aurora Health Obligated Group Series 2008 A-2	4.00	11-1-2030	1,995,000	2,035,544
Illinois Finance Authority Ascension Health Credit Group Series C	4.00	2-15-2041	160,000	162,317
Illinois Finance Authority Lutheran Life Communities Obligated Group Series A	4.00	11-1-2024	420,000	281,400
Illinois Finance Authority Washington & Jane Smith Community - Orland Park	4.00	10-15-2025	295,000	294,880
Illinois Finance Authority Washington & Jane Smith Community - Orland Park	4.00	10-15-2028	670,000	659,508
				3,433,649
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 11

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.75%
Illinois Housing Development Authority Series C	2.90%	8-1-2031	$1,000,000	$978,891
Illinois Housing Development Authority Series D (GNMA / FNMA / FHLMC Insured) (Bank of Montreal SPA)ø	2.90	4-1-2045	2,200,000	2,200,000
Illinois Sports Facilities Authority	5.00	6-15-2028	1,000,000	1,035,612
Illinois Sports Facilities Authority (BAM Insured)	5.00	6-15-2028	3,015,000	3,172,001
Illinois Sports Facilities Authority (BAM Insured)	5.00	6-15-2030	5,250,000	5,625,567
Northern Illinois University (BAM Insured)	5.00	10-1-2027	350,000	363,298
Northern Illinois University (BAM Insured)	5.00	10-1-2029	650,000	695,195
Northern Illinois University (BAM Insured)	5.00	10-1-2030	325,000	351,694
				14,422,258
Miscellaneous revenue: 0.64%
City of Chicago Lakeshore East Special Assessment Area144A	3.20	12-1-2029	300,000	290,797
City of Chicago Lakeshore East Special Assessment Area144A	3.29	12-1-2030	325,000	314,427
City of Chicago Lakeshore East Special Assessment Area144A	3.38	12-1-2031	348,000	333,975
City of Chicago Lakeshore East Special Assessment Area144A	3.45	12-1-2032	275,000	262,161
Illinois Finance Authority Field Museum of Natural History (U.S. SOFR+1.15%)±	4.06	11-1-2034	4,000,000	3,996,201
Illinois Sports Facilities Authority CAB (Ambac Insured)¤	0.00	6-15-2026	1,740,000	1,698,782
Northern Illinois University COP (BAM Insured)	5.00	4-1-2033	815,000	891,709
Northern Illinois University COP (BAM Insured)	5.00	4-1-2034	735,000	803,965
Northern Illinois University COP (BAM Insured)	5.00	4-1-2035	825,000	894,319
Northern Illinois University COP (BAM Insured)	5.00	4-1-2036	500,000	538,738
Northern Illinois University COP (BAM Insured)	5.00	4-1-2037	600,000	641,434
Northern Illinois University COP (BAM Insured)	5.00	4-1-2038	670,000	710,532
Northern Illinois University COP (BAM Insured)	5.00	4-1-2039	750,000	789,199
				12,166,239
Tax revenue: 1.28%
County of Cook Sales Tax Revenue	5.00	11-15-2029	1,000,000	1,049,559
County of Cook Sales Tax Revenue Series A	5.00	11-15-2029	675,000	735,886
County of Cook Sales Tax Revenue Series A	5.00	11-15-2030	3,575,000	3,962,532
County of Cook Sales Tax Revenue Series A	5.00	11-15-2031	2,250,000	2,510,301
Illinois Sports Facilities Authority (AG Insured)	5.25	6-15-2032	5,000,000	5,009,626
Sales Tax Securitization Corp. Series A	5.00	1-1-2026	4,815,000	4,838,742
Sales Tax Securitization Corp. Series A	5.00	1-1-2027	1,000,000	1,026,906
Sales Tax Securitization Corp. Series A	5.00	1-1-2028	5,000,000	5,251,683
				24,385,235
Utilities revenue: 0.16%
Northern Illinois Municipal Power Agency Series A	4.00	12-1-2032	3,000,000	3,021,653
Water & sewer revenue: 0.53%
City of Chicago Wastewater Transmission Revenue Series A (BAM Insured)	5.00	1-1-2042	1,500,000	1,578,081
City of Chicago Wastewater Transmission Revenue Series B (AG Insured)	5.00	1-1-2031	3,140,000	3,220,072
See accompanying notes to portfolio of investments
12 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue(continued)
City of Chicago Waterworks Revenue	5.00%	11-1-2028	$2,560,000	$2,616,164
City of Chicago Waterworks Revenue Series 2017-2 (AG Insured)	5.00	11-1-2030	2,620,000	2,727,380
				10,141,697
				228,435,276
Indiana: 1.64%
Education revenue: 0.01%
Indiana Finance Authority KIPP Indianapolis, Inc. Series A	4.00	7-1-2030	187,000	185,669
Industrial development revenue: 0.21%
City of Valparaiso Pratt Paper LLC AMT144A	4.50	1-1-2034	2,925,000	3,015,311
Indianapolis Local Public Improvement Bond Bank Series E	5.00	3-1-2033	1,000,000	1,068,101
				4,083,412
Miscellaneous revenue: 0.75%
Indiana Bond Bank Hamilton Co. Projects CAB¤	0.00	7-15-2026	735,000	715,827
Indiana Bond Bank Hamilton Co. Projects CAB¤	0.00	7-15-2027	630,000	593,556
Indianapolis Local Public Improvement Bond Bank Series A	5.00	6-1-2028	5,710,000	6,067,364
Indianapolis Local Public Improvement Bond Bank Series A	5.00	6-1-2030	6,300,000	6,965,713
				14,342,460
Utilities revenue: 0.67%
Indiana Finance Authority Indianapolis Power & Light Co. Series Aøø	0.75	12-1-2038	3,000,000	2,957,518
Indiana Finance Authority Ohio Valley Electric Corp. Series A	4.25	11-1-2030	7,630,000	7,814,475
Indiana Finance Authority Ohio Valley Electric Corp. Series B	3.00	11-1-2030	2,000,000	1,956,232
				12,728,225
				31,339,766
Iowa: 1.17%
Education revenue: 0.13%
Iowa Student Loan Liquidity Corp. Series B AMT	5.00	12-1-2025	1,295,000	1,299,087
Iowa Student Loan Liquidity Corp. Series B AMT	5.00	12-1-2026	1,215,000	1,238,539
				2,537,626
Health revenue: 0.19%
Crawford County Memorial Hospital, Inc. BAN	5.00	6-15-2027	1,315,000	1,331,702
Iowa Finance Authority Lifespace Communities, Inc. Obligated Group Series 2024 A&B	5.00	5-15-2039	2,260,000	2,298,182
				3,629,884
Housing revenue: 0.38%
Iowa Finance Authority Series Series E (GNMA / FNMA / FHLMC Insured) (TD Bank N.A. SPA)ø	2.90	7-1-2049	7,280,000	7,280,000
Industrial development revenue: 0.11%
Iowa Finance Authority John Maassen & Sons Partnership AMT (Farm Credit Services America LOC)ø	2.98	11-1-2035	2,075,000	2,075,000
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 13

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.27%
PEFA, Inc. Gas Projectøø	5.00%	9-1-2049	$4,975,000	$5,062,429
Water & sewer revenue: 0.09%
Xenia Rural Water District	5.00	12-1-2031	1,615,000	1,662,772
				22,247,711
Kansas: 0.71%
GO revenue: 0.09%
Harvey County Unified School District 440 Halstead-Bentley (BAM Insured)	5.00	9-1-2043	1,655,000	1,720,195
Health revenue: 0.06%
City of Wichita Presbyterian Manors Obligated Group	5.00	5-15-2026	1,105,000	1,105,548
Tax revenue: 0.56%
Wyandotte County-Kansas City Unified Government Sales Tax Revenue CAB144A¤	0.00	9-1-2034	19,260,000	10,658,696
				13,484,439
Kentucky: 2.42%
Education revenue: 0.09%
City of Columbia Lindsey Wilson College, Inc.	4.00	12-1-2029	570,000	562,725
City of Columbia Lindsey Wilson College, Inc.	4.00	12-1-2030	590,000	578,499
City of Columbia Lindsey Wilson College, Inc.	4.00	12-1-2031	615,000	595,623
				1,736,847
Health revenue: 0.17%
Kentucky EDFA Kenton Housing Obligated Group	5.00	11-15-2025	330,000	329,539
Kentucky EDFA Norton Healthcare Obligated Group Series B CAB (NPFGC Insured)¤	0.00	10-1-2026	3,000,000	2,887,850
				3,217,389
Industrial development revenue: 0.13%
County of Boone Duke Energy Kentucky, Inc. Series A	3.70	8-1-2027	2,500,000	2,523,279
Miscellaneous revenue: 0.05%
Kentucky State University COP (BAM Insured)	3.00	11-1-2032	320,000	314,517
Kentucky State University COP (BAM Insured)	4.00	11-1-2033	130,000	136,047
Kentucky State University COP (BAM Insured)	4.00	11-1-2034	130,000	135,040
Kentucky State University COP (BAM Insured)	5.00	11-1-2029	200,000	218,069
Kentucky State University COP (BAM Insured)	5.00	11-1-2030	175,000	194,163
				997,836
Tax revenue: 0.29%
Tender Option Bond Trust Receipts/Certificates Series 2018- XG0161 (AG Insured) (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	2.97	12-1-2041	5,460,000	5,460,000
Utilities revenue: 1.69%
County of Trimble Louisville Gas & Electric Co. Series A	0.63	9-1-2026	3,250,000	3,163,010
See accompanying notes to portfolio of investments
14 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
County of Trimble Louisville Gas & Electric Co. Series A AMTøø	1.30%	9-1-2044	$6,250,000	$5,841,261
County of Trimble Louisville Gas & Electric Co. Series B AMT	1.35	11-1-2027	6,200,000	5,953,857
Kentucky Public Energy Authority Series Cøø	4.00	2-1-2050	14,960,000	15,297,830
Louisville/Jefferson County Metropolitan Government Gas & Electric Co. Series B AMT	1.35	11-1-2027	2,000,000	1,914,778
				32,170,736
				46,106,087
Louisiana: 1.58%
Airport revenue: 0.18%
New Orleans Aviation Board Louis Armstrong New Orleans International Airport CFC Revenue (AG Insured)	5.00	1-1-2031	1,250,000	1,309,275
New Orleans Aviation Board Louis Armstrong New Orleans International Airport CFC Revenue (AG Insured)	5.00	1-1-2032	2,000,000	2,086,031
				3,395,306
Industrial development revenue: 0.97%
Parish of St. John the Baptist Marathon Oil Corp. Series 2017B-2øø	2.38	6-1-2037	8,330,000	8,299,661
Parish of St. John the Baptist Marathon Oil Corp. Series A-1øø	4.05	6-1-2037	3,250,000	3,278,224
Parish of St. John the Baptist Marathon Oil Corp. Series A-3øø	2.20	6-1-2037	7,000,000	6,965,490
				18,543,375
Miscellaneous revenue: 0.06%
Louisiana Local Government Environmental Facilities & CDA Parish of Jefferson144A	4.00	11-1-2044	1,355,000	1,191,185
Water & sewer revenue: 0.37%
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2026	350,000	355,164
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2027	600,000	623,215
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2028	400,000	422,490
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2029	600,000	643,218
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2030	600,000	651,293
East Baton Rouge Sewerage Commission Series Aøø	1.30	2-1-2041	3,500,000	3,287,046
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2034	985,000	996,037
				6,978,463
				30,108,329
Maine: 1.16%
Health revenue: 0.14%
Maine Health & Higher Educational Facilities Authority Eastern Maine Healthcare Systems Obligated Group Series C	5.00	7-1-2039	1,865,000	1,952,912
Maine Health & Higher Educational Facilities Authority Series A	5.00	7-1-2027	750,000	779,230
				2,732,142
Housing revenue: 0.89%
Maine State Housing Authority Series A	3.20	11-15-2029	290,000	294,132
Maine State Housing Authority Series A	3.30	11-15-2030	150,000	152,010
Maine State Housing Authority Series A	3.45	11-15-2031	320,000	325,261
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 15

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Maine State Housing Authority Series A	3.55%	11-15-2032	$530,000	$544,559
Maine State Housing Authority Series A	3.70	11-15-2034	890,000	892,409
Maine State Housing Authority Series A	3.80	11-15-2035	345,000	343,411
Maine State Housing Authority Series A	3.90	11-15-2036	1,305,000	1,297,152
Maine State Housing Authority Series A	3.95	11-15-2037	765,000	755,520
Maine State Housing Authority Series A	4.10	11-15-2040	2,470,000	2,440,354
Maine State Housing Authority Series A	4.50	11-15-2045	4,955,000	4,903,145
Maine State Housing Authority Series C (Department of Housing and Urban Development Insured)	4.55	11-15-2044	5,045,000	5,022,348
				16,970,301
Resource recovery revenue: 0.13%
Finance Authority of Maine Casella Waste Systems, Inc. AMT144Aøø	4.63	12-1-2047	2,500,000	2,461,412
				22,163,855
Maryland: 0.96%
Education revenue: 0.06%
Maryland Health & Higher Educational Facilities Authority Stevenson University, Inc. Series A	5.00	6-1-2029	300,000	316,400
Maryland Health & Higher Educational Facilities Authority Stevenson University, Inc. Series A	5.00	6-1-2031	350,000	375,786
Maryland Health & Higher Educational Facilities Authority Stevenson University, Inc. Series A	5.00	6-1-2033	425,000	449,415
				1,141,601
Health revenue: 0.10%
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare Obligated Group	5.00	1-1-2026	495,000	496,555
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare Obligated Group	5.00	1-1-2027	430,000	439,383
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare Obligated Group	5.00	1-1-2028	300,000	311,733
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare Obligated Group	5.00	1-1-2029	290,000	305,622
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare Obligated Group	5.00	1-1-2030	285,000	304,053
				1,857,346
Housing revenue: 0.17%
Maryland Stadium Authority Series A	5.00	3-1-2036	2,890,000	3,220,030
Tax revenue: 0.49%
State of Maryland Department of Transportation	4.00	12-15-2027	9,260,000	9,268,124
Transportation revenue: 0.14%
Maryland Economic Development Corp. Purple Line Transit Partners LLC Series A-P3 AMT	5.00	11-12-2028	2,750,000	2,775,267
				18,262,368
See accompanying notes to portfolio of investments
16 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Massachusetts: 2.00%
Airport revenue: 0.81%
Massachusetts Port Authority Series A AMT	5.00%	7-1-2047	$6,670,000	$6,691,625
Massachusetts Port Authority Series E AMT	5.00	7-1-2031	1,000,000	1,105,125
Massachusetts Port Authority Series E AMT	5.00	7-1-2032	1,500,000	1,640,948
Massachusetts Port Authority Series E AMT	5.00	7-1-2033	3,000,000	3,260,932
Massachusetts Port Authority Series E AMT	5.00	7-1-2034	2,615,000	2,825,136
				15,523,766
Education revenue: 0.59%
Collegiate Charter School of Lowell	5.00	6-15-2029	400,000	403,123
Massachusetts Development Finance Agency Lasell University	4.00	7-1-2029	340,000	338,044
Massachusetts Development Finance Agency Lasell University	4.00	7-1-2030	355,000	351,217
Massachusetts Development Finance Agency Lasell University	4.00	7-1-2031	370,000	363,392
Massachusetts Educational Financing Authority Series B AMT	5.00	7-1-2026	1,000,000	1,013,358
Massachusetts Educational Financing Authority Series B AMT	5.00	7-1-2027	1,500,000	1,543,395
Massachusetts Educational Financing Authority Series B AMT	5.00	7-1-2028	3,250,000	3,393,779
Massachusetts Educational Financing Authority Series B AMT	5.00	7-1-2029	1,400,000	1,477,304
Massachusetts Educational Financing Authority Series B AMT	5.00	7-1-2030	2,230,000	2,396,704
				11,280,316
GO revenue: 0.35%
Commonwealth of Massachusetts Series E	4.00	9-1-2044	5,000,000	4,701,768
Town of Tyngsborough	4.00	10-15-2046	2,035,000	1,942,069
				6,643,837
Health revenue: 0.25%
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series T-1 (SIFMA Municipal Swap+0.60%)144A±	3.49	7-1-2049	2,650,000	2,649,818
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G	5.00	7-15-2026	150,000	152,754
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G	5.00	7-15-2027	160,000	166,940
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G	5.00	7-15-2028	175,000	186,796
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G	5.00	7-15-2029	300,000	327,057
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G	5.00	7-15-2030	320,000	355,749
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G	5.00	7-15-2031	350,000	389,101
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G	5.00	7-15-2032	400,000	444,687
				4,672,902
				38,120,821
Michigan: 1.03%
Airport revenue: 0.21%
Wayne County Airport Authority Detroit Metropolitan Series F AMT	5.00	12-1-2030	4,000,000	4,011,722
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 17

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.27%
Lake Superior State University (AG Insured)	4.00%	11-15-2029	$1,220,000	$1,271,291
Lake Superior State University (AG Insured)	4.00	11-15-2030	405,000	425,198
Lake Superior State University (AG Insured)	4.00	11-15-2031	400,000	419,474
Michigan Finance Authority College for Creative Studies	5.00	12-1-2026	840,000	840,508
Michigan Finance Authority College for Creative Studies	5.00	12-1-2027	585,000	585,392
Michigan Finance Authority College for Creative Studies	5.00	12-1-2028	535,000	535,356
Michigan Finance Authority College for Creative Studies	5.00	12-1-2029	590,000	590,411
Michigan Finance Authority College for Creative Studies	5.00	12-1-2030	400,000	400,257
				5,067,887
GO revenue: 0.13%
Tender Option Bond Trust Receipts/Certificates Series 2025- YX1437 (QSBLF Insured) (Barclays Bank plc LIQ)144Aø	2.94	5-1-2050	2,470,000	2,470,000
Industrial development revenue: 0.10%
Michigan Strategic Fund Graphic Packaging International LLC AMTøø	4.00	10-1-2061	2,000,000	1,998,921
Miscellaneous revenue: 0.32%
Michigan Finance Authority Detroit Public Lighting Authority Utility Users Tax Revenue Series B	5.00	7-1-2032	3,000,000	3,002,497
Michigan Finance Authority Wayne County	5.00	11-1-2028	865,000	926,567
Michigan Finance Authority Wayne County	5.00	11-1-2029	1,500,000	1,597,131
Michigan Public Educational Facilities Authority Chandler Park Academy	6.35	11-1-2028	550,000	550,516
				6,076,711
				19,625,241
Minnesota: 2.02%
Education revenue: 0.63%
City of Minneapolis Northeast College Prep Series A	5.00	7-1-2040	875,000	736,740
City of Ramsey PACT Charter School Series A	5.00	6-1-2032	6,500,000	6,502,643
City of Woodbury Leadership Academy Series A	4.00	7-1-2031	590,000	572,837
City of Woodbury Leadership Academy Series A	4.00	7-1-2041	850,000	699,710
Housing & RDA of The City of St. Paul Minnesota Hmong College Prep Academy Series A	5.00	9-1-2026	215,000	216,384
Minnesota HEFA Concordia University St. Paul Series 6Q (U.S. Bank N.A. LOC)ø	3.75	4-1-2037	1,525,000	1,525,000
Minnesota HEFA St. Catherine University Series A	5.00	10-1-2027	1,035,000	1,065,994
Minnesota HEFA St. Catherine University Series A	5.00	10-1-2029	660,000	687,712
				12,007,020
Health revenue: 0.41%
City of Minneapolis Fairview Health Services Obligated Group Series A	5.00	11-15-2033	2,585,000	2,588,846
City of Shakopee Senior Housing Revenue Benedictine Living Community LLC144Aøø	5.85	11-1-2058	5,310,000	5,306,719
				7,895,565
See accompanying notes to portfolio of investments
18 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.35%
City of Plymouth Lancaster Village Apartments LP LLP (FNMA LOC, FNMA LIQ)ø	2.97%	9-15-2031	$145,000	$145,000
Minnesota Housing Finance Agency Series D (GNMA / FNMA / FHLMC Insured) (Royal Bank of Canada SPA)øø	2.90	1-1-2045	6,540,000	6,540,000
				6,685,000
Miscellaneous revenue: 0.11%
Minnesota Rural Water Finance Authority, Inc. BAN	3.30	8-1-2026	2,000,000	2,002,553
Utilities revenue: 0.52%
Minnesota Municipal Gas Agency Series B (U.S. SOFR+1.00%) (Royal Bank of Canada LIQ)±	3.79	12-1-2052	10,000,000	9,998,450
				38,588,588
Mississippi: 0.56%
Health revenue: 0.21%
Mississippi Hospital Equipment & Facilities Authority North Mississippi Medical Center Obligated Group Series IIøø	5.00	10-1-2040	3,930,000	4,025,209
Industrial development revenue: 0.19%
County of Warren International Paper Co. Series A	4.20	5-1-2034	3,500,000	3,585,250
Miscellaneous revenue: 0.16%
Mississippi Development Bank City of Gulfport	4.00	9-1-2029	620,000	625,613
Mississippi Development Bank City of Gulfport	4.00	9-1-2030	565,000	570,563
Mississippi Development Bank City of Gulfport	4.00	9-1-2031	400,000	403,192
Mississippi Development Bank City of Gulfport	4.00	9-1-2032	435,000	437,597
Mississippi Development Bank City of Gulfport	5.00	9-1-2026	225,000	229,258
Mississippi Development Bank City of Gulfport	5.00	9-1-2027	385,000	390,003
Mississippi Development Bank City of Gulfport	5.00	9-1-2028	315,000	325,504
				2,981,730
				10,592,189
Missouri: 1.95%
Airport revenue: 0.11%
City of St. Louis Airport Revenue Series D AMT (AG Insured)	5.00	7-1-2030	2,090,000	2,153,278
Education revenue: 0.19%
HEFA of the State of Missouri A.T. Still University of Health Sciences Series A	5.00	10-1-2026	925,000	946,998
HEFA of the State of Missouri A.T. Still University of Health Sciences Series A	5.00	10-1-2027	975,000	1,009,165
HEFA of the State of Missouri A.T. Still University of Health Sciences Series A	5.00	10-1-2028	1,025,000	1,075,936
HEFA of the State of Missouri Webster University	5.00	4-1-2026	500,000	495,870
				3,527,969
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 19

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 1.29%
HEFA of the State of Missouri BJC Healthcare Obligated Group	5.00%	11-15-2030	$5,425,000	$5,494,711
HEFA of the State of Missouri BJC Healthcare Obligated Group Series Cøø	5.00	5-1-2052	18,000,000	19,051,202
				24,545,913
Housing revenue: 0.06%
Missouri Southern State University Auxiliary Enterprise System Revenue	3.00	10-1-2026	195,000	193,257
Missouri Southern State University Auxiliary Enterprise System Revenue	4.00	10-1-2031	1,000,000	986,891
				1,180,148
Miscellaneous revenue: 0.28%
Kansas City IDA Airport Revenue Series B AMT	5.00	3-1-2028	3,000,000	3,147,685
Kansas City IDA Airport Revenue Series B AMT	5.00	3-1-2030	2,000,000	2,117,134
				5,264,819
Tax revenue: 0.02%
City of Richmond Heights Francis Place Redevelopment Project Area No. 1	5.63	11-1-2025	375,000	375,526
City of St. Ann Northwest Plaza Community Improvement District Series A144A	4.63	11-1-2030	75,000	75,063
				450,589
				37,122,716
Nebraska: 1.15%
Airport revenue: 0.05%
Lincoln Airport Authority AMT	5.00	7-1-2029	835,000	890,456
Utilities revenue: 1.10%
Central Plains Energy Project No. 3 Series A	5.00	9-1-2026	3,750,000	3,802,767
Central Plains Energy Project No. 3 Series A	5.00	9-1-2027	1,000,000	1,029,259
Central Plains Energy Project Series A-1øø	5.00	8-1-2055	15,000,000	16,217,001
				21,049,027
				21,939,483
Nevada: 0.20%
Miscellaneous revenue: 0.09%
City of Las Vegas Special Improvement District No. 816	2.00	6-1-2026	225,000	221,700
City of Las Vegas Special Improvement District No. 816	2.25	6-1-2027	250,000	242,697
City of Las Vegas Special Improvement District No. 816	2.50	6-1-2028	245,000	234,360
City of Las Vegas Special Improvement District No. 816	2.50	6-1-2029	200,000	187,046
City of Las Vegas Special Improvement District No. 816	2.63	6-1-2030	295,000	272,799
City of Las Vegas Special Improvement District No. 816	2.75	6-1-2031	225,000	205,539
City of Las Vegas Special Improvement District No. 816	2.75	6-1-2033	505,000	442,520
				1,806,661
See accompanying notes to portfolio of investments
20 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.11%
County of Washoe NV Sierra Pacific Power Co. Series C AMTøø	4.13%	3-1-2036	$2,000,000	$2,024,346
				3,831,007
New Hampshire: 0.23%
Housing revenue: 0.12%
New Hampshire Business Finance Authority Class A Series 1-A	4.13	1-20-2034	2,276,331	2,288,570
Resource recovery revenue: 0.11%
New Hampshire Business Finance Authority United Illuminating Co. Series A	4.50	10-1-2033	2,000,000	2,091,778
				4,380,348
New Jersey: 3.06%
Airport revenue: 0.28%
New Jersey EDA Port Newark Container Terminal LLC AMT	5.00	10-1-2025	2,750,000	2,750,000
New Jersey EDA Port Newark Container Terminal LLC AMT	5.00	10-1-2026	2,130,000	2,155,049
South Jersey Port Corp. Series B AMT	5.00	1-1-2028	500,000	521,285
				5,426,334
Education revenue: 0.09%
Atlantic County Improvement Authority Stockton University Series A (AG Insured)	4.00	7-1-2036	425,000	435,692
Atlantic County Improvement Authority Stockton University Series A (AG Insured)	4.00	7-1-2037	150,000	152,404
Atlantic County Improvement Authority Stockton University Series A (AG Insured)	4.00	7-1-2038	200,000	202,070
Atlantic County Improvement Authority Stockton University Series A (AG Insured)	5.00	7-1-2032	225,000	249,886
Atlantic County Improvement Authority Stockton University Series A (AG Insured)	5.00	7-1-2034	225,000	246,645
Passaic County Improvement Authority Paterson Arts & Science Charter School	4.25	7-1-2033	515,000	526,317
				1,813,014
GO revenue: 0.32%
Atlantic City Board of Education (AG Insured)	4.00	4-1-2027	400,000	408,206
Atlantic City Board of Education (AG Insured)	4.00	4-1-2029	400,000	416,640
Atlantic City Board of Education (AG Insured)	4.00	4-1-2031	350,000	363,083
Atlantic City Board of Education (AG Insured)	4.00	4-1-2033	300,000	306,879
Atlantic City Board of Education (AG Insured)	4.00	4-1-2034	260,000	264,763
New Jersey EDA Series GGG144A	5.25	9-1-2026	2,000,000	2,047,466
Newark Board of Education (BAM Insured)	5.00	7-15-2029	340,000	369,405
Newark Board of Education (BAM Insured)	5.00	7-15-2030	325,000	359,782
Newark Board of Education (BAM Insured)	5.00	7-15-2031	400,000	448,909
Newark Board of Education (BAM Insured)	5.00	7-15-2032	430,000	481,058
Newark Board of Education (BAM Insured)	5.00	7-15-2033	520,000	576,877
				6,043,068
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 21

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 1.85%
Garden State Preservation Trust Series A (AG Insured)	5.75%	11-1-2028	$3,170,000	$3,325,885
New Jersey EDA Motor Vehicle Surcharge Revenue Series A	3.13	7-1-2029	5,620,000	5,539,852
New Jersey EDA Motor Vehicle Surcharge Revenue Series A	3.38	7-1-2030	9,705,000	9,628,686
New Jersey EDA Series QQQ	5.00	6-15-2030	1,000,000	1,104,519
New Jersey EDA Series QQQ	5.00	6-15-2031	500,000	556,341
New Jersey TTFA Series A¤	0.00	12-15-2026	12,000,000	11,603,554
New Jersey TTFA Series A	5.00	12-15-2025	1,000,000	1,004,485
New Jersey TTFA Series C CAB (Ambac Insured)¤	0.00	12-15-2026	2,545,000	2,460,335
				35,223,657
Industrial development revenue: 0.01%
New Jersey EDA Elite Pharmaceuticals, Inc. Series A	6.50	9-1-2030	185,000	169,795
Tax revenue: 0.08%
New Jersey TTFA Series BB	5.00	6-15-2030	1,500,000	1,610,984
Transportation revenue: 0.06%
South Jersey Transportation Authority Series A (BAM Insured)	5.00	11-1-2036	500,000	549,999
South Jersey Transportation Authority Series A (BAM Insured)	5.00	11-1-2037	500,000	545,082
				1,095,081
Water & sewer revenue: 0.37%
New Jersey EDA American Water Co., Inc. Series A AMTøø	2.20	10-1-2039	5,500,000	5,063,126
New Jersey EDA American Water Co., Inc. Series D AMTøø	1.10	11-1-2029	2,075,000	1,944,646
				7,007,772
				58,389,705
New Mexico: 0.56%
Industrial development revenue: 0.49%
City of Farmington Southern California Edison Co. Series A	1.80	4-1-2029	10,000,000	9,465,492
Tax revenue: 0.07%
Winrock Town Center Tax Increment Development District No. 1144A	3.75	5-1-2028	292,000	291,824
Winrock Town Center Tax Increment Development District No. 1144A	4.00	5-1-2033	1,035,000	1,009,972
				1,301,796
				10,767,288
New York: 10.67%
Airport revenue: 1.10%
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	6.00	4-1-2035	3,000,000	3,297,868
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00	12-1-2039	1,405,000	1,450,539
New York Transportation Development Corp. JFK NTO LLC AMT	5.50	6-30-2039	1,085,000	1,173,259
New York Transportation Development Corp. JFK NTO LLC AMT	6.00	6-30-2041	1,115,000	1,231,176
New York Transportation Development Corp. JFK NTO LLC AMT	6.00	6-30-2042	1,725,000	1,888,298
See accompanying notes to portfolio of investments
22 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
New York Transportation Development Corp. LaGuardia Gateway Partners LLC Series A-P3 AMT	5.00%	7-1-2046	$10,000,000	$9,900,708
New York Transportation Development Corp. LaGuardia Gateway Partners LLC Series A AMT (AG Insured)	4.00	7-1-2032	2,000,000	2,000,321
				20,942,169
Education revenue: 1.38%
Babylon L D Corp. II Series A	5.75	2-1-2033	2,265,000	2,372,784
Babylon L D Corp. II Series A	6.40	2-1-2043	3,720,000	3,770,796
Build NYC Resource Corp. Integration Charter Schools Series A144A	4.00	6-1-2031	590,000	552,350
Build NYC Resource Corp. Integration Charter Schools Series A144A	5.00	6-1-2036	525,000	489,063
Build NYC Resource Corp. Integration Charter Schools Series A144A	5.00	6-1-2041	550,000	481,177
Build NYC Resource Corp. South Bronx Charter School for International Cultures & The Arts Series A144A	6.25	4-15-2033	1,270,000	1,349,376
Build NYC Resource Corp. South Bronx Charter School for International Cultures & The Arts Series B144A	6.25	4-15-2033	1,120,000	1,190,001
Hempstead Town Local Development Corp. Academy Charter School Series A	4.05	2-1-2031	2,310,000	2,243,031
Hempstead Town Local Development Corp. Academy Charter School Series A	4.45	2-1-2041	500,000	422,374
Hempstead Town Local Development Corp. Academy Charter School Series A	4.76	2-1-2027	785,000	785,927
Hempstead Town Local Development Corp. Academy Charter School Series A	5.45	2-1-2027	1,640,000	1,651,227
Hempstead Town Local Development Corp. Academy Charter School Series A	6.47	2-1-2033	1,435,000	1,481,859
Hempstead Town Local Development Corp. Academy Charter School Series B	4.76	2-1-2027	80,000	80,094
Hempstead Town Local Development Corp. Evergreen Charter School, Inc. Series A	5.00	6-15-2032	7,115,000	7,580,598
New York City Industrial Development Agency Churchill School & Center for Learning Disabilities, Inc. (AG Insured)	2.25	10-1-2029	825,000	790,114
New York State Dormitory Authority Iona College Series 2022	5.00	7-1-2030	625,000	675,326
New York State Dormitory Authority Iona College Series 2022	5.00	7-1-2037	200,000	210,202
New York State Dormitory Authority Iona College Series 2022	5.00	7-1-2042	275,000	278,345
				26,404,644
GO revenue: 0.38%
City of Cortland BAN	4.50	5-15-2026	4,962,000	4,974,801
City of Poughkeepsie	4.00	4-15-2029	245,000	246,232
City of Poughkeepsie	5.00	6-1-2031	600,000	606,177
Village of Island Park Series A	4.50	2-15-2030	100,000	104,760
Village of Island Park Series A	4.50	2-15-2031	105,000	110,110
Village of Island Park Series A	4.50	2-15-2033	120,000	125,021
Village of Island Park Series A	4.50	2-15-2034	125,000	128,818
Village of Island Park Series A	4.50	2-15-2035	125,000	127,845
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 23

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Village of Island Park Series A	4.50%	2-15-2036	$135,000	$137,266
Village of Island Park Series A	4.50	2-15-2037	65,000	65,488
Village of Island Park Series A	4.75	2-15-2038	145,000	146,429
Village of Island Park Series A	4.75	2-15-2039	155,000	155,753
Village of Island Park Series A	4.75	2-15-2040	165,000	164,506
Village of Island Park Series A	4.75	2-15-2041	170,000	167,437
				7,260,643
Health revenue: 1.56%
Mizuho Floater/Residual Trust Series 2025-MIZ9208 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aøø	3.12	8-10-2027	8,000,000	8,000,000
New York City Health & Hospitals Corp. Series B (TD Bank N.A. LOC)ø	2.85	2-15-2031	1,165,000	1,165,000
New York State Dormitory Authority Montefiore Obligated Group Series A	4.00	8-1-2036	8,000,000	7,823,394
New York State Dormitory Authority Montefiore Obligated Group Series A	4.00	8-1-2037	3,000,000	2,879,789
New York State Dormitory Authority Montefiore Obligated Group Series A	4.00	8-1-2038	5,965,000	5,661,723
New York State Dormitory Authority Montefiore Obligated Group Series A	5.00	9-1-2028	1,400,000	1,474,154
New York State Dormitory Authority Montefiore Obligated Group Series A	5.00	9-1-2029	1,350,000	1,433,920
Onondaga Civic Development Corp. Crouse Health Hospital, Inc. Obligated Group Series A	5.00	8-1-2029	115,000	115,017
Onondaga Civic Development Corp. Crouse Health Hospital, Inc. Obligated Group Series A	5.00	8-1-2030	200,000	199,283
Onondaga Civic Development Corp. Crouse Health Hospital, Inc. Obligated Group Series A	5.00	8-1-2032	250,000	245,657
Onondaga Civic Development Corp. Crouse Health Hospital, Inc. Obligated Group Series A	5.00	8-1-2034	750,000	721,239
				29,719,176
Housing revenue: 1.32%
Empire State Development Corp. State of New York Sales Tax Revenue Series A	4.00	3-15-2042	5,000,000	4,847,010
New York City Housing Development Corp. Series A-2øø	3.73	5-1-2063	5,000,000	5,022,386
New York Liberty Development Corp. Series A	1.70	11-15-2030	4,000,000	3,592,817
New York Liberty Development Corp. Series A	2.10	11-15-2032	5,000,000	4,409,727
New York State Housing Finance Agency Series J-2 (Department of Housing and Urban Development Insured)øø	1.10	11-1-2061	2,425,000	2,338,858
State of New York Mortgage Agency Homeowner Mortgage Revenue Series 235 AMT	1.00	10-1-2025	2,415,000	2,415,000
State of New York Mortgage Agency Homeowner Mortgage Revenue Series 235 AMT	1.05	4-1-2026	1,275,000	1,255,159
State of New York Mortgage Agency Homeowner Mortgage Revenue Series 235 AMT	1.15	10-1-2026	1,335,000	1,298,124
				25,179,081
See accompanying notes to portfolio of investments
24 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.73%
New York Liberty Development Corp. One Bryant Park LLC Class 3	2.80%	9-15-2069	$2,000,000	$1,855,824
New York Transportation Development Corp. American Airlines, Inc. AMT	2.25	8-1-2026	420,000	416,134
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	4.00	10-1-2030	750,000	760,516
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	10-1-2035	9,250,000	9,663,692
New York Transportation Development Corp. Empire State Thruway Partners LLC AMT	2.50	10-31-2031	750,000	664,971
New York Transportation Development Corp. Empire State Thruway Partners LLC AMT	4.00	10-31-2034	500,000	499,011
				13,860,148
Miscellaneous revenue: 1.05%
New York City Industrial Development Agency Queens Ballpark Co. LLC Series A (AG Insured)	5.00	1-1-2030	1,750,000	1,908,347
Suffolk Regional Off-Track Betting Corp.	5.00	12-1-2034	10,000,000	10,255,764
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series A-2øø	2.00	5-15-2045	7,900,000	7,588,584
Western Regional Off-Track Betting Corp.144A	3.00	12-1-2026	210,000	207,264
				19,959,959
Resource recovery revenue: 0.09%
New York State Environmental Facilities Corp. Casella Waste Systems, Inc. Series R-1 AMT144Aøø	4.25	9-1-2050	1,625,000	1,639,997
Tax revenue: 1.59%
New York City Transitional Finance Authority Future Tax Secured Revenue Series A-1	4.00	8-1-2041	3,000,000	2,907,376
New York City Transitional Finance Authority Future Tax Secured Revenue Series A-3 (Mizuho Bank Limited SPA)ø	3.61	8-1-2043	2,100,000	2,100,000
New York City Transitional Finance Authority Future Tax Secured Revenue Series B-1	4.00	8-1-2036	5,000,000	5,023,162
New York City Transitional Finance Authority Future Tax Secured Revenue Series B-1	4.00	8-1-2042	5,000,000	4,738,337
New York City Transitional Finance Authority Future Tax Secured Revenue Series C-3	4.00	5-1-2042	7,600,000	7,312,696
New York City Transitional Finance Authority Future Tax Secured Revenue Series A-2 (Bank of America N.A. SPA)ø	3.50	5-1-2055	4,000,000	4,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue Series C	5.00	5-1-2042	4,000,000	4,299,569
				30,381,140
Transportation revenue: 0.02%
Metropolitan Transportation Authority Series G-1F (U.S. SOFR+0.43%)±	3.22	11-1-2026	440,000	439,846
Utilities revenue: 0.59%
Long Island Power Authority Series Bøø	1.50	9-1-2051	3,500,000	3,447,499
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 25

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
New York State Energy Research & Development Authority Electric & Gas Corp. Series C	4.00%	4-1-2034	$4,000,000	$4,087,249
Tender Option Bond Trust Receipts/Certificates Series XL0597 (AG Insured) (Bank of America N.A. LIQ)144Aø	2.94	11-15-2063	3,750,000	3,750,000
				11,284,748
Water & sewer revenue: 0.86%
New York City Municipal Water Finance Authority Water & Sewer System (U.S. Bank N.A. SPA)ø	3.50	6-15-2043	10,500,000	10,500,000
New York City Municipal Water Finance Authority Water & Sewer System Series AA	4.00	6-15-2040	6,000,000	5,893,941
				16,393,941
				203,465,492
North Carolina: 0.88%
Education revenue: 0.08%
North Carolina Capital Facilities Finance Agency Campbell University, Inc. Series A	5.00	10-1-2028	450,000	470,313
North Carolina Capital Facilities Finance Agency Campbell University, Inc. Series A	5.00	10-1-2029	550,000	581,743
North Carolina Capital Facilities Finance Agency Campbell University, Inc. Series A	5.00	10-1-2030	450,000	480,593
				1,532,649
Health revenue: 0.28%
Charlotte-Mecklenburg Hospital Authority Atrium Health Obligated Group Series Eøø	0.80	1-15-2048	2,000,000	1,996,013
North Carolina Medical Care Commission Friends Homes Obligated Group Series B-1	2.55	9-1-2026	1,575,000	1,552,328
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	4.00	3-1-2029	275,000	276,977
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	4.00	3-1-2030	285,000	287,533
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	4.00	3-1-2031	290,000	292,434
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	4.00	3-1-2036	900,000	870,404
				5,275,689
Housing revenue: 0.13%
North Carolina Housing Finance Agency Series 54-A (GNMA / FNMA / FHLMC Insured)	4.15	7-1-2039	2,500,000	2,486,869
Resource recovery revenue: 0.39%
North Carolina Capital Facilities Finance Agency Republic Services, Inc. AMTøø	3.55	6-1-2038	7,500,000	7,500,000
				16,795,207
See accompanying notes to portfolio of investments
26 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
North Dakota: 1.05%
GO revenue: 0.50%
McKenzie County Public School District No. 1 Series A	5.00%	8-1-2026	$1,115,000	$1,134,018
McKenzie County Public School District No. 1 Series A	5.00	8-1-2027	1,170,000	1,214,708
McKenzie County Public School District No. 1 Series A	5.00	8-1-2028	1,225,000	1,295,163
McKenzie County Public School District No. 1 Series A	5.00	8-1-2029	1,290,000	1,377,402
McKenzie County Public School District No. 1 Series A	5.00	8-1-2030	1,355,000	1,445,267
McKenzie County Public School District No. 1 Series A	5.00	8-1-2031	1,420,000	1,510,594
McKenzie County Public School District No. 1 Series A	5.00	8-1-2032	1,490,000	1,579,579
				9,556,731
Health revenue: 0.18%
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2029	1,650,000	1,744,518
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2030	1,600,000	1,708,073
				3,452,591
Housing revenue: 0.37%
North Dakota Housing Finance Agency Series D	3.95	1-1-2035	2,075,000	2,103,070
North Dakota Housing Finance Agency Series D	3.95	7-1-2035	2,375,000	2,400,692
North Dakota Housing Finance Agency Series D	4.00	1-1-2036	1,175,000	1,206,051
North Dakota Housing Finance Agency Series D	4.00	7-1-2036	1,225,000	1,252,649
				6,962,462
				19,971,784
Ohio: 1.37%
Education revenue: 0.16%
Allen County Port Authority University of Northwestern Ohio Series A	4.00	12-1-2031	710,000	704,168
Port of Greater Cincinnati Development Authorityøø	4.38	6-15-2056	2,340,000	2,318,415
				3,022,583
Health revenue: 0.29%
County of Hamilton UC Health Obligated Group	5.00	9-15-2027	615,000	636,621
County of Hamilton UC Health Obligated Group	5.00	9-15-2028	650,000	683,931
County of Montgomery Premier Health Partners Obligated Group Series A	5.00	11-15-2033	4,000,000	4,196,740
				5,517,292
Tax revenue: 0.35%
City of Akron Income Tax Revenue	4.00	12-1-2029	4,515,000	4,736,603
City of Akron Income Tax Revenue	4.00	12-1-2030	1,830,000	1,924,110
				6,660,713
Utilities revenue: 0.57%
American Municipal Power, Inc. Fremont Energy Center Revenue Series A	5.00	2-15-2031	1,700,000	1,898,177
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 27

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Ohio Air Quality Development Authority Valley Electric Corp. Series A	3.25%	9-1-2029	$7,000,000	$6,928,132
Ohio Air Quality Development Authority Valley Electric Corp. Series Cøø	1.50	2-1-2026	2,000,000	1,993,714
				10,820,023
				26,020,611
Oklahoma: 1.13%
Education revenue: 0.25%
Oklahoma County Finance Authority Aerospace Science & Technology Education Center, Inc.144A	5.25	6-15-2034	750,000	754,150
Oklahoma Development Finance Authority University Obligated Group	5.00	8-1-2026	975,000	984,549
Oklahoma Development Finance Authority University Obligated Group	5.00	8-1-2027	1,370,000	1,405,533
Oklahoma Development Finance Authority University Obligated Group	5.00	8-1-2028	715,000	742,608
Oklahoma Development Finance Authority University Obligated Group	5.00	8-1-2029	755,000	792,726
				4,679,566
Housing revenue: 0.54%
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2028	2,500,000	2,530,200
Muskogee Industrial Trust Independent School District No. 20	5.00	9-1-2026	1,810,000	1,837,812
Oklahoma County Finance Authority Independent School District No. 41 Western Heights	5.00	9-1-2034	2,000,000	2,107,478
Oklahoma County Finance Authority Independent School District No. 41 Western Heights	5.00	9-1-2035	3,750,000	3,908,638
				10,384,128
Industrial development revenue: 0.12%
Tulsa Municipal Airport Trust Trustees American Airlines, Inc. AMT	6.25	12-1-2035	2,000,000	2,287,439
Tax revenue: 0.22%
Tulsa Public Facilities Authority	4.00	10-1-2027	4,050,000	4,108,512
				21,459,645
Oregon: 0.75%
Airport revenue: 0.35%
Port of Portland Airport Revenue Series 30A AMT	5.00	7-1-2033	6,000,000	6,707,093
GO revenue: 0.20%
City of Redmond Airport Expansion Projects Series A AMT	5.00	6-1-2032	950,000	1,040,535
City of Redmond Airport Expansion Projects Series A AMT	5.00	6-1-2034	1,060,000	1,166,295
City of Redmond Airport Expansion Projects Series A AMT	5.00	6-1-2036	1,450,000	1,569,029
				3,775,859
See accompanying notes to portfolio of investments
28 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.20%
Oregon State Facilities Authority Samaritan Health Services, Inc. Obligated Group Series A	5.00%	10-1-2025	$400,000	$400,000
Oregon State Facilities Authority Samaritan Health Services, Inc. Obligated Group Series A	5.00	10-1-2026	125,000	126,783
Oregon State Facilities Authority Samaritan Health Services, Inc. Obligated Group Series A	5.00	10-1-2027	300,000	309,923
Oregon State Facilities Authority Samaritan Health Services, Inc. Obligated Group Series A	5.00	10-1-2031	1,750,000	1,756,975
Yamhill County Hospital Authority Friendsview Manor Obligated Group Series A	5.00	11-15-2036	1,220,000	1,214,399
				3,808,080
				14,291,032
Pennsylvania: 5.44%
Airport revenue: 0.30%
Allegheny County Airport Authority Series A AMT	5.00	1-1-2030	3,000,000	3,238,478
Allegheny County Airport Authority Series A AMT	5.00	1-1-2031	2,250,000	2,454,596
				5,693,074
Education revenue: 1.08%
Chester County IDA Avon Grove Charter School	5.00	3-1-2027	2,100,000	2,124,605
Chester County IDA Avon Grove Charter School Series A	4.00	12-15-2027	785,000	789,547
Chester County IDA Collegium Charter School144A	5.00	10-15-2032	2,280,000	2,303,721
General Authority of Southcentral Pennsylvania York College Series TT2	5.00	5-1-2029	245,000	260,896
General Authority of Southcentral Pennsylvania York College Series TT2	5.00	5-1-2030	395,000	427,014
General Authority of Southcentral Pennsylvania York College Series TT2	5.00	5-1-2031	485,000	530,183
Lehigh County General Purpose Authority Valley Academy Regional Charter School	4.00	6-1-2030	1,175,000	1,196,087
Pennsylvania Higher Education Assistance Agency Series 1A AMT	5.00	6-1-2030	3,250,000	3,454,569
Pennsylvania Higher Education Assistance Agency Series 1A AMT	5.00	6-1-2031	3,500,000	3,732,477
Pennsylvania Higher Education Assistance Agency Series A	5.00	6-1-2028	600,000	619,735
Pennsylvania Higher Education Assistance Agency Series A	5.00	6-1-2030	800,000	846,823
Philadelphia IDA Frankford Valley Foundation for Literacy144A	4.50	6-15-2034	1,250,000	1,245,404
Philadelphia IDA Independence Charter School West	4.00	6-15-2029	200,000	196,816
Philadelphia IDA Mathematics Science & Technology Community Charter School Series A	4.50	8-1-2026	490,000	492,490
Philadelphia IDA Mathematics Science & Technology Community Charter School Series B	4.88	8-1-2026	320,000	321,448
Philadelphia IDA Tacony Academy Charter School144A	5.00	6-15-2033	1,630,000	1,634,156
Philadelphia IDA Tacony Academy Charter School144A	5.38	6-15-2038	500,000	496,982
				20,672,953
GO revenue: 1.15%
Armstrong School District Series A (BAM Insured)	5.00	3-15-2029	920,000	988,569
City of Philadelphia Series B (Truist Bank LOC)ø	2.92	8-1-2031	4,500,000	4,500,000
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 29

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Laurel Highlands School District (BAM Insured)	3.00%	2-1-2030	$675,000	$676,536
Laurel Highlands School District (BAM Insured)	4.00	2-1-2027	980,000	994,316
Laurel Highlands School District (BAM Insured)	4.00	2-1-2029	1,150,000	1,181,958
Lower Moreland Township School District	4.00	11-1-2043	1,000,000	965,562
Phoenixville Area School District	4.00	11-15-2038	4,290,000	4,273,440
Phoenixville Area School District	4.00	11-15-2039	2,870,000	2,834,908
School District of Philadelphia Series A	5.00	9-1-2030	2,500,000	2,708,400
School District of Philadelphia Series A	5.00	9-1-2031	2,500,000	2,699,204
				21,822,893
Health revenue: 0.82%
Bucks County IDA Grand View Hospital/Sellersville Obligated Group	5.00	7-1-2026	1,350,000	1,352,689
Bucks County IDA Grand View Hospital/Sellersville Obligated Group	5.00	7-1-2028	1,500,000	1,566,629
Bucks County IDA Grand View Hospital/Sellersville Obligated Group	5.00	7-1-2031	1,120,000	1,210,210
Bucks County IDA St. Luke’s Hospital Obligated Group	4.00	8-15-2031	750,000	764,067
Bucks County IDA St. Luke’s Hospital Obligated Group	4.00	8-15-2032	1,390,000	1,411,387
Lancaster County Hospital Authority University of Pennsylvania Health System Obligated Group	5.00	8-15-2046	5,500,000	5,520,071
Lancaster IDA Landis Homes Obligated Group	4.00	7-1-2031	300,000	303,967
Lancaster IDA Landis Homes Obligated Group	4.00	7-1-2037	345,000	331,728
Pennsylvania EDFA Presbyterian Homes Obligated Group Series B-2	5.25	7-1-2046	1,000,000	1,005,039
Pennsylvania EDFA UPMC Obligated Group Series A	4.00	11-15-2042	1,000,000	903,644
Westmoreland County IDA Excela Health Obligated Group Series A	5.00	7-1-2027	1,200,000	1,232,248
				15,601,679
Housing revenue: 0.99%
Pennsylvania EDFA Commonwealth of Pennsylvania Motor License Fund AMT	5.00	6-30-2032	2,770,000	3,035,773
Pennsylvania Housing Finance Agency Series 128A AMT	4.75	4-1-2033	110,000	110,163
Pennsylvania Housing Finance Agency Series 142-A	4.20	10-1-2035	4,475,000	4,568,356
Pennsylvania Housing Finance Agency Series 142-A	4.50	10-1-2038	5,800,000	5,914,856
Pennsylvania Housing Finance Agency Series 142-A	5.50	10-1-2053	2,575,000	2,730,092
State Public School Building Authority School District of Philadelphia Series A (AG Insured)	5.00	6-1-2033	2,500,000	2,546,647
				18,905,887
Miscellaneous revenue: 0.00%
Delaware Valley Regional Finance Authority Series C (Ambac Insured)	7.75	7-1-2027	80,000	86,982
Resource recovery revenue: 0.56%
Pennsylvania EDFA Noble Environmental, Inc.144A	6.88	9-1-2047	3,500,000	3,584,577
Pennsylvania EDFA Republic Services, Inc. AMTøø	3.70	6-1-2044	7,000,000	7,000,000
				10,584,577
See accompanying notes to portfolio of investments
30 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.12%
Allentown Neighborhood Improvement Zone Development Authority	5.00%	5-1-2029	$500,000	$529,589
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2030	500,000	537,150
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2031	550,000	598,678
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2032	600,000	656,113
				2,321,530
Transportation revenue: 0.26%
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2027	570,000	581,215
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2028	1,185,000	1,205,361
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2029	410,000	417,216
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2030	425,000	432,549
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2031	440,000	447,211
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2032	460,000	466,291
Pennsylvania Turnpike Commission Series 2017-3	5.00	12-1-2040	1,365,000	1,385,674
				4,935,517
Water & sewer revenue: 0.16%
Luzerne County IDA Pennsylvania-American Water Co. AMTøø	2.45	12-1-2039	3,250,000	3,001,699
				103,626,791
Rhode Island: 0.08%
GO revenue: 0.02%
City of Providence Series A	5.00	1-15-2026	450,000	452,476
Housing revenue: 0.06%
Providence Public Building Authority Capital Improvement Program Projects Series A (AG Insured)	5.25	9-15-2043	1,000,000	1,063,347
Rhode Island Housing & Mortgage Finance Corp. Series 10-A	6.50	4-1-2027	15,000	15,037
				1,078,384
				1,530,860
South Carolina: 0.48%
Airport revenue: 0.06%
Charleston County Airport District Series A AMT	5.25	7-1-2041	1,000,000	1,061,509
Miscellaneous revenue: 0.01%
County of Berkeley Nexton Improvement District	4.00	11-1-2030	280,000	278,590
Utilities revenue: 0.41%
South Carolina Public Service Authority Series A	5.00	12-1-2031	2,850,000	3,144,356
South Carolina Public Service Authority Series B (AG Insured)	5.00	12-1-2045	4,500,000	4,720,106
				7,864,462
				9,204,561
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 31

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tennessee: 1.29%
GO revenue: 0.16%
Town of Collierville Series A	4.00%	1-1-2046	$3,150,000	$3,013,919
Utilities revenue: 1.13%
Tennergy Corp. Series Aøø	4.00	12-1-2051	1,190,000	1,219,270
Tennergy Corp. Series Aøø	5.50	10-1-2053	8,010,000	8,644,571
Tennessee Energy Acquisition Corp.øø	4.00	11-1-2049	2,210,000	2,212,399
Tennessee Energy Acquisition Corp. Series A	5.00	12-1-2035	8,000,000	8,651,879
Tennessee Energy Acquisition Corp. Series B	5.63	9-1-2026	925,000	939,747
				21,667,866
				24,681,785
Texas: 6.78%
Airport revenue: 0.52%
City of El Paso Airport Revenue	5.00	8-15-2027	835,000	873,866
City of El Paso Airport Revenue	5.00	8-15-2028	880,000	942,909
City of El Paso Airport Revenue	5.00	8-15-2029	920,000	1,004,491
City of El Paso Airport Revenue	5.00	8-15-2030	970,000	1,078,821
City of Houston Airport System Revenue United Airlines, Inc. Series A AMT	5.00	7-1-2027	1,750,000	1,780,555
Dallas Fort Worth International Airport Series A-2 AMTøø%%	5.00	11-1-2050	4,000,000	4,322,365
				10,003,007
Education revenue: 1.07%
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144A	4.13	6-15-2034	785,000	774,466
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144A	4.25	6-15-2039	1,075,000	1,010,294
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144A	5.00	6-15-2030	2,460,000	2,598,467
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00	2-15-2029	300,000	309,362
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00	2-15-2030	305,000	316,100
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00	2-15-2031	315,000	327,341
Arlington Higher Education Finance Corp. Leadership Prep School	4.00	6-15-2044	400,000	382,192
Arlington Higher Education Finance Corp. Leadership Prep School	4.00	6-15-2049	250,000	227,443
Arlington Higher Education Finance Corp. Leadership Prep School	5.00	6-15-2039	225,000	243,045
Arlington Higher Education Finance Corp. School of Excellence in Education Series A	4.00	2-15-2031	1,090,000	1,035,905
Arlington Higher Education Finance Corp. School of Excellence in Education Series A144A	5.00	2-15-2032	500,000	497,632
Arlington Higher Education Finance Corp. Wayside Schools Series A	4.00	8-15-2029	80,000	79,570
Arlington Higher Education Finance Corp. Wayside Schools Series A	4.00	8-15-2030	85,000	84,095
Arlington Higher Education Finance Corp. Wayside Schools Series A	4.00	8-15-2031	80,000	78,486
See accompanying notes to portfolio of investments
32 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Arlington Higher Education Finance Corp. Wayside Schools Series A	5.00%	8-15-2026	$200,000	$201,473
Arlington Higher Education Finance Corp. Wayside Schools Series A	5.00	8-15-2027	205,000	208,421
Arlington Higher Education Finance Corp. Wayside Schools Series A	5.00	8-15-2028	75,000	76,882
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2029	315,000	337,239
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2030	385,000	417,599
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2031	435,000	475,231
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2032	515,000	564,473
Clifton Higher Education Finance Corp. Valor Texas Education Foundation Series A144A	5.50	6-15-2033	4,880,000	4,963,439
New Hope Cultural Education Facilities Finance Corp. Cumberland Academy, Inc. Series A144A	4.00	8-15-2030	1,290,000	1,231,908
Odessa Junior College District (AG Insured)	4.00	7-1-2029	650,000	679,577
Odessa Junior College District (AG Insured)	4.00	7-1-2030	870,000	918,760
Odessa Junior College District (AG Insured)	4.00	7-1-2031	220,000	233,740
Odessa Junior College District (AG Insured)	4.00	7-1-2032	460,000	485,987
Odessa Junior College District (AG Insured)	4.00	7-1-2033	710,000	744,448
Odessa Junior College District (AG Insured)	4.00	7-1-2034	500,000	520,128
Odessa Junior College District (AG Insured)	4.00	7-1-2035	290,000	299,858
				20,323,561
GO revenue: 1.01%
Brazosport Independent School District Series A	4.00	2-15-2029	2,355,000	2,402,373
City of Houston Series A	4.00	3-1-2044	2,500,000	2,329,568
City of Round Rock	4.00	8-15-2043	1,875,000	1,807,102
County of Bexar	4.00	6-15-2041	5,000,000	4,971,340
County of Hale (BAM Insured)	4.00	3-15-2042	2,195,000	2,125,161
Fort Bend Independent School District Series Bøø	0.72	8-1-2051	1,205,000	1,176,083
Harris Montgomery Counties Municipal Utility District No. 386	4.00	9-1-2032	1,450,000	1,450,412
Klein Independent School District	3.63	2-1-2033	1,010,000	1,010,466
North East Independent School Districtøø	3.75	8-1-2049	1,915,000	1,945,764
				19,218,269
Health revenue: 0.69%
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group Series A	4.00	10-1-2041	3,205,000	3,064,187
New Hope Cultural Education Facilities Finance Corp. Children’s Health System of Texas Obligated Group Series A	5.00	8-15-2026	2,000,000	2,038,277
New Hope Cultural Education Facilities Finance Corp. Westminster Manor Obligated Group	5.00	11-1-2035	615,000	657,369
New Hope Cultural Education Facilities Finance Corp. Westminster Manor Obligated Group	5.00	11-1-2040	2,200,000	2,252,625
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 33

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Tarrant County Cultural Education Facilities Finance Corp. Cumberland Rest, Inc. Obligated Group	5.00%	10-1-2040	$440,000	$452,650
Tarrant County Cultural Education Facilities Finance Corp. Methodist Hospitals of Dallas Obligated Group Series B (TD Bank N.A. LOC)ø	3.45	10-1-2041	4,700,000	4,700,000
				13,165,108
Housing revenue: 0.53%
County of Wise Weatherford College of the Parker County Junior College District	5.00	8-15-2028	1,630,000	1,694,507
County of Wise Weatherford College of the Parker County Junior College District	5.00	8-15-2031	680,000	727,676
County of Wise Weatherford College of the Parker County Junior College District	5.00	8-15-2034	980,000	1,028,415
FW Chaparral PFC Chaparral Ranch Project	4.00	10-1-2035	3,000,000	2,939,599
New Hope Cultural Education Facilities Finance Corp. Bella Vida Forefront Living Obligated Group Series 2025B-3	4.25	10-1-2030	2,000,000	2,009,226
New Hope Cultural Education Facilities Finance Corp. Bella Vida Forefront Living Obligated Group Series A	5.50	10-1-2035	750,000	779,190
Travis County Housing Finance Corp. Austin Gateway Apartments LPøø	4.13	6-1-2045	1,000,000	1,001,738
				10,180,351
Industrial development revenue: 0.64%
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC AMT144A†øø	10.00	6-1-2042	2,812,106	646,784
Harris County Industrial Development Corp. Energy Transfer LPøø	4.05	11-1-2050	6,000,000	6,157,819
Mission Economic Development Corp. Graphic Packaging International LLC AMTøø	5.00	12-1-2064	2,500,000	2,589,645
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	2.50	1-1-2030	800,000	748,202
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	2.63	1-1-2031	800,000	739,003
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	2.75	1-1-2036	1,500,000	1,234,906
				12,116,359
Miscellaneous revenue: 0.06%
Lower Colorado River Authority Transmission Services Corp. Series A (AG Insured)	4.00	5-15-2043	1,250,000	1,192,752
Resource recovery revenue: 0.06%
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC AMT144A†	12.00	6-1-2043	4,686,843	1,077,974
Tax revenue: 0.26%
Texas Department of Transportation State Highway Fund Series B (Sumitomo Mitsui Banking Corp. LIQ)ø	2.92	4-1-2032	5,000,000	5,000,000
See accompanying notes to portfolio of investments
34 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.35%
County of Harris Toll Road Revenue Series B	5.00%	8-15-2026	$1,280,000	$1,282,528
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	5.00	12-31-2030	1,000,000	1,075,614
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	5.00	12-31-2032	1,000,000	1,065,662
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	5.00	12-31-2033	3,000,000	3,181,542
				6,605,346
Utilities revenue: 0.45%
City of San Antonio Electric & Gas Systems Revenueøø	1.75	2-1-2049	4,250,000	4,237,133
Lower Colorado River Authority (AG Insured)	5.00	5-15-2030	990,000	1,095,386
Lower Colorado River Authority Series Bøø	5.00	5-15-2045	3,000,000	3,293,485
				8,626,004
Water & sewer revenue: 1.14%
City of Dallas Waterworks & Sewer System Revenue Series A	5.00	10-1-2029	16,225,000	16,575,275
City of Garland Water & Sewer System Revenue	4.00	3-1-2042	1,185,000	1,137,288
San Antonio Water System Series A (Truist Bank SPA)ø	3.80	5-1-2054	4,000,000	4,000,000
				21,712,563
				129,221,294
Utah: 1.02%
Airport revenue: 0.20%
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2029	1,000,000	1,051,148
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2031	2,705,000	2,825,072
				3,876,220
Education revenue: 0.04%
Utah Charter School Finance Authority Freedom Academy Foundation Series A144A	3.25	6-15-2031	425,000	395,179
Utah Charter School Finance Authority Ronald Wilson Reagan Academy Series A144A	3.50	2-15-2026	290,000	288,442
				683,621
Health revenue: 0.08%
County of Utah Intermountain Healthcare Obligated Group Series A	4.00	5-15-2043	1,635,000	1,535,587
Housing revenue: 0.15%
Utah Housing Corp. Series C (GNMA / FNMA / FHLMC Insured)	6.00	7-1-2054	2,585,000	2,856,511
Miscellaneous revenue: 0.42%
MIDA Mountain Village Public Infrastructure District Assessment Area No. 2144A	4.00	8-1-2026	900,000	901,311
MIDA Mountain Village Public Infrastructure District Assessment Area No. 2144A	4.00	8-1-2028	915,000	921,983
MIDA Mountain Village Public Infrastructure District Assessment Area No. 2144A	4.00	8-1-2029	480,000	484,266
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 35

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
MIDA Mountain Village Public Infrastructure District Assessment Area No. 2144A	4.00%	8-1-2030	$580,000	$584,283
Point Phase 1 Public Infrastructure District No. 1 Series A-1	5.13	3-1-2035	1,780,000	1,839,245
Wakara Ridge Public Infrastructure District Ridge Assessment Area144A	5.63	12-1-2054	3,150,000	3,189,441
				7,920,529
Tax revenue: 0.13%
MIDA Mountain Veterans Program Public Infrastructure District144A	5.00	6-1-2044	1,000,000	983,409
MIDA Mountain Village Public Infrastructure District Military Recreation Facility Project Area Series 2144A	5.50	6-15-2039	1,500,000	1,515,807
				2,499,216
				19,371,684
Vermont: 0.12%
Housing revenue: 0.04%
Vermont Housing Finance Agency Series A (GNMA / FNMA / FHLMC Insured)	3.75	11-1-2050	780,000	782,120
Resource recovery revenue: 0.08%
Vermont EDA Casella Waste Systems, Inc. Series A AMT144Aøø	4.38	6-1-2052	1,500,000	1,493,355
				2,275,475
Virginia: 2.10%
Education revenue: 0.05%
Virginia College Building Authority Regent University	5.00	6-1-2029	330,000	347,924
Virginia College Building Authority Regent University	5.00	6-1-2030	350,000	373,213
Virginia College Building Authority Regent University	5.00	6-1-2031	300,000	322,102
				1,043,239
GO revenue: 0.13%
County of Arlington Series A	4.00	8-1-2040	2,500,000	2,527,664
Health revenue: 0.38%
Roanoke County EDA Friendship Foundationøø	5.50	9-1-2058	350,000	345,776
Winchester EDA Valley Health Obligated Group Series B-1 (Truist Bank LOC)ø	3.90	1-1-2054	4,800,000	4,800,000
Winchester EDA Valley Health Obligated Group Series B-2 (Truist Bank LOC)ø	3.90	1-1-2054	2,000,000	2,000,000
				7,145,776
Housing revenue: 0.49%
Virginia College Building Authority Series C	4.00	2-1-2036	2,625,000	2,633,974
Virginia Housing Development Authority Series A	3.90	3-1-2037	955,000	942,172
Virginia Housing Development Authority Series A	3.95	9-1-2037	825,000	813,867
See accompanying notes to portfolio of investments
36 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Virginia Housing Development Authority Series A	4.10%	9-1-2040	$1,390,000	$1,362,052
Virginia Housing Development Authority Series A	4.45	9-1-2045	3,500,000	3,492,769
				9,244,834
Transportation revenue: 0.84%
Toll Road Investors Partnership II LP Series 1999-B (NPFGC Insured)144A¤	0.00	2-15-2029	10,000,000	7,742,161
Virginia Small Business Financing Authority 95 Express Lanes LLC AMT	5.00	1-1-2032	3,225,000	3,488,070
Virginia Small Business Financing Authority 95 Express Lanes LLC AMT	5.00	7-1-2032	2,800,000	3,018,328
Virginia Small Business Financing Authority Elizabeth River Crossings OpCo. LLC AMT	4.00	7-1-2029	1,750,000	1,791,424
				16,039,983
Utilities revenue: 0.21%
York County EDA Virginia Electric & Power Co. Series Aøø	3.65	5-1-2033	4,000,000	4,063,116
				40,064,612
Washington: 1.99%
Airport revenue: 0.11%
Port of Seattle Series A AMT	5.00	5-1-2036	2,030,000	2,052,913
GO revenue: 0.10%
City of Seattle	4.00	12-1-2040	1,900,000	1,896,430
Health revenue: 0.85%
Jefferson County Public Hospital District No. 2 Series A	5.75	12-1-2033	2,350,000	2,386,849
King County Public Hospital District No. 4 Series A%%	5.50	12-1-2035	2,750,000	2,712,629
Skagit County Public Hospital District No. 1	5.00	12-1-2029	3,975,000	4,039,983
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series B-3øø	5.00	8-1-2049	3,000,000	3,013,662
Washington Health Care Facilities Authority Providence St. Joseph Health Obligated Group Series D	5.00	10-1-2038	3,000,000	3,001,920
Washington Health Care Facilities Authority Providence St. Joseph Health Obligated Group Series D	5.00	10-1-2041	1,000,000	1,000,359
				16,155,402
Housing revenue: 0.76%
King County Housing Authority	2.00	10-1-2033	600,000	514,636
King County Housing Authority	2.13	10-1-2036	2,000,000	1,612,373
King County Housing Authority	4.00	10-1-2029	225,000	231,959
King County Housing Authority	4.00	10-1-2030	200,000	208,153
King County Housing Authority	4.00	10-1-2031	290,000	297,323
Seattle Housing Authority Northgate Plaza Project	1.00	6-1-2026	2,000,000	1,963,620
Snohomish County Housing Authority	5.00	4-1-2027	1,130,000	1,162,599
Snohomish County Housing Authority	5.00	4-1-2028	1,610,000	1,685,726
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 37

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Snohomish County Housing Authority	5.00%	4-1-2029	$1,690,000	$1,802,305
Washington State Housing Finance Commission Downtowner Apartments Project (FHLMC LIQ)	3.70	7-1-2030	5,000,000	5,147,454
				14,626,148
Utilities revenue: 0.17%
City of Seattle Municipal Light & Power Revenue Series B (SIFMA Municipal Swap+0.25%)±	3.14	5-1-2045	3,250,000	3,221,104
				37,951,997
West Virginia: 0.50%
Education revenue: 0.06%
West Virginia University Series Bøø	5.00	10-1-2041	1,000,000	1,076,481
Tax revenue: 0.17%
County of Monongalia Building Commission Development District No. 4 Series A144A	5.00	6-1-2033	400,000	417,182
County of Monongalia Building Commission Development District No. 4 Series A144A	5.75	6-1-2043	880,000	916,402
Monongalia County Commission Excise Tax District Series A144A	4.13	6-1-2043	830,000	712,099
Monongalia County Commission Excise Tax District Series A144A	4.50	6-1-2027	1,175,000	1,182,401
				3,228,084
Utilities revenue: 0.27%
West Virginia EDA Wheeling Power Co. Series 2013A AMTøø	3.00	6-1-2037	5,245,000	5,195,882
				9,500,447
Wisconsin: 1.84%
Education revenue: 0.30%
PFA Corvian Community School, Inc. Series A144A	4.00	6-15-2029	585,000	567,912
PFA Corvian Community School, Inc. Series A144A	4.25	6-15-2029	530,000	518,960
PFA Estancia Valley Classical Academy Series A144A	4.00	7-1-2031	1,095,000	1,032,940
PFA Mater Academy of Nevada Series A144A	5.00	12-15-2034	825,000	848,482
PFA Nevada Charter Academies Series A144A	4.00	7-15-2029	400,000	400,083
PFA Roseman University of Health Sciences144A	4.00	4-1-2032	785,000	772,709
PFA Triad Math & Science Academy Co.	4.25	6-15-2027	325,000	327,531
PFA Triad Math & Science Academy Co.	5.00	6-15-2032	725,000	764,350
PFA Unity Classical Charter School; A Challenge Foundation Academy144A	5.75	7-1-2033	485,000	503,397
				5,736,364
GO revenue: 0.26%
City of Milwaukee Series B2 (AG Insured)	5.00	4-1-2035	2,200,000	2,473,448
City of Milwaukee Series B2 (AG Insured)	5.00	4-1-2036	2,235,000	2,487,050
				4,960,498
Health revenue: 0.55%
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2029	175,000	186,169
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2030	175,000	188,474
See accompanying notes to portfolio of investments
38 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
PFA Texas Biomedical Research Institute Series A	5.00%	6-1-2031	$275,000	$298,329
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2032	350,000	375,558
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2033	550,000	585,019
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2034	570,000	607,114
PFA Washoe Barton Medical Clinic Series A144A	4.00	12-1-2031	700,000	697,977
Wisconsin HEFA Ascension Health Credit Group Series A	4.00	11-15-2036	3,000,000	2,986,561
Wisconsin HEFA Beloit Health System Obligated Group	5.00	7-1-2027	1,145,000	1,186,643
Wisconsin HEFA Beloit Health System Obligated Group	5.00	7-1-2028	600,000	634,156
Wisconsin HEFA St. Camillus Health System Obligated Group Series A	5.00	11-1-2027	375,000	382,898
Wisconsin HEFA St. Camillus Health System Obligated Group Series A	5.00	11-1-2028	1,405,000	1,448,620
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group	4.00	9-15-2029	895,000	896,607
				10,474,125
Industrial development revenue: 0.09%
PFA Customer Facility Charge-SA LLC Series A	3.75	2-1-2032	850,000	841,813
PFA UNC Charlotte Marriott Hotel & Conference Center Series A144A	4.00	9-1-2036	1,000,000	930,996
				1,772,809
Miscellaneous revenue: 0.64%
PFA Astro Texas Land Projects144A	5.00	12-15-2036	5,943,244	5,949,649
Wisconsin Center District Series C CAB (AG Insured)¤	0.00	12-15-2029	1,050,000	927,289
Wisconsin Center District Series C CAB (AG Insured)¤	0.00	12-15-2031	1,350,000	1,108,148
Wisconsin Center District Series D CAB (AG Insured)¤	0.00	12-15-2028	260,000	236,961
Wisconsin Center District Series D CAB (AG Insured)¤	0.00	12-15-2029	390,000	344,422
Wisconsin Center District Series D CAB (AG Insured)¤	0.00	12-15-2030	550,000	469,359
Wisconsin HEFA Forensic Science & Protective Medicine Collaboration, Inc.144A	5.00	8-1-2027	3,000,000	3,040,363
				12,076,191
				35,019,987
Total municipal obligations (Cost $1,911,975,317)				1,884,941,168

		Yield	Shares
Short-term investments: 0.39%
Investment companies: 0.39%
Allspring Government Money Market Fund Select Class♠∞##		4.07	7,445,979	7,445,979
Total short-term investments (Cost $7,445,979)				7,445,979
Total investments in securities (Cost $1,919,421,296)	99.26%			1,892,387,147
Other assets and liabilities, net	0.74			14,112,420
Total net assets	100.00%			$1,906,499,567

See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 39

Portfolio of investments—September 30, 2025 (unaudited)

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

†	Non-income-earning security
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
%%	The security is purchased on a when-issued basis.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.

Abbreviations:
AG	Assured Guaranty Incorporation
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
CAB	Capital appreciation bond
CDA	Community Development Authority
CHF	Collegiate Housing Foundation
COP	Certificate of participation
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
NTO	New Terminal One
PFA	Public Finance Authority
QSBLF	Qualified School Board Loan Fund Insured
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$15,214,567	$97,031,549	$(104,800,137)	$0	$0	$7,445,979	7,445,979	$76,445
See accompanying notes to portfolio of investments
40 | Allspring Strategic Municipal Bond Fund

Notes to portfolio of investments—September 30, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$1,884,941,168	$0	$1,884,941,168
Short-term investments
Investment companies	7,445,979	0	0	7,445,979
Total assets	$7,445,979	$1,884,941,168	$0	$1,892,387,147
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At March 31, 2025, the fund did not have any transfers into/out of Level 3..
Allspring Strategic Municipal Bond Fund | 41